N-3	May 02, 2024 USD ($) yr
Prospectus:
Document Type	N-3
Entity Registrant Name	FORTUNE V SEPARATE ACCOUNT
Entity Central Index Key	0001864054
Entity Investment Company Type	N-3
Document Period End Date	Dec. 31, 2023
Amendment Flag	false
Fees and Expenses [Text Block]

FEES AND EXPENSES

Charges for Early Withdrawals

If you surrender or withdraw money from your Contract within 9 years following a premium payment, you could be assessed a surrender charge (Contingent Deferred Sales Charge, or “CDSC”) of up to 8% of the premium withdrawn, declining to 0% over that time period. For example, if you surrender the Contract in the first Contract Year, you could pay a surrender charge of up to $8,000 on a $100,000 investment.

For additional information about surrender charges see “Fee Table,” and “Charges and Deductions – Surrender Charge (Contingent Deferred Sales Charge)” later in this Prospectus.

Transaction Charges

There are no charges for making transfers among the Investment Options or for other transactions under the Contract.

For additional information about charges, see “Fee Table,” and “Charges and Deductions” later in this Prospectus.

Ongoing Fees and Expenses (annual charges)	The following table describes the fees and expenses that you may pay each year under the Contract, depending on the Class of Contract and options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

Annual Fee	Minimum	Maximum
Annual Contract Expenses (varies by Contract Class) (1), (2), (3)	2.66%	4.46%
Optional Benefits available for an additional charge (for a single optional benefit, if elected)	0.20%(4)	2.50%(5)

(1)	The term “Annual Contract Expenses” used in this table is not used elsewhere in this Prospectus or in the Contracts. In this table, the “Annual Contract Expenses” includes figures representing the following charges: (a) the $50 Annual Contract Maintenance Charge; (b) the Variable Account Charge (1.40% to 1.95%, depending on Contract class); (c) the Puerto Rico Tax Charge (0.10%); (d) the Management and Portfolio Construction Fees (0.35% to 0.45%); (e) Other Portfolio Expenses (0.03% to 1.54%); and (f) Acquired Fund Fees and Expenses (0.38% to 0.87%).
(2)	These charges are measured in different ways: (a) the Contract Maintenance Charge is a flat dollar amount each year; (b) the Variable Account Charge is applied on a daily basis at the specified annual rates of the Sub-Account assets; (c) the Puerto Rico Tax Charge is a percentage of the Contract Value on December 31 of each year; (d) the Management and Portfolio Construction Fees are paid monthly at the annualized rate as a percentage of the portfolio’s average daily net assets; (e) the Other Portfolio Expenses (which are estimates) and Acquired Fund Fees and Expenses are measured and applied against the assets of the underlying mutual funds.

(3)	The Portfolio Construction Fee (0.10%) does not apply to the Money Market Portfolio.
(4)	The Enhanced Death Benefit fee is charged daily at the annual rate of 0.20% of the of the average daily Variable Account value.
(5)	The Income for Life Moderate rider is no longer available for purchase. The annual charge is a percentage of the Total Withdrawal Base on the rider anniversary. The current charge is 1.50%; the Company reserves the right to increase the charge by 1.00%, to 2.50%, as shown in the table.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take partial withdrawals from the Contract, which could add surrender charges that substantially increase costs.

Lowest Annual Cost: $2,941		Highest Annual Cost: $6,760
Assumes:		Assumes:
●	Investment of $100,000	●	Investment of $100,000
●	5% annual appreciation	●	5% annual appreciation
●	Least expensive combination of Contract Classes and management fees	●	Most expensive combination of Contract Classes, management fees, and optional benefits
●	No optional benefits	●	No sales charges
●	No sales charges	●	No additional purchase payments, transfers or withdrawals
●	No additional purchase payments, transfers or withdrawals

For additional information about ongoing fees and expenses see “Fee Table” and “Charges and Deductions” later in this Prospectus.

Charges for Early Withdrawals [Text Block]

Charges for Early Withdrawals

If you surrender or withdraw money from your Contract within 9 years following a premium payment, you could be assessed a surrender charge (Contingent Deferred Sales Charge, or “CDSC”) of up to 8% of the premium withdrawn, declining to 0% over that time period. For example, if you surrender the Contract in the first Contract Year, you could pay a surrender charge of up to $8,000 on a $100,000 investment.

For additional information about surrender charges see “Fee Table,” and “Charges and Deductions – Surrender Charge (Contingent Deferred Sales Charge)” later in this Prospectus.

Surrender Charge Phaseout Period, Years | yr	9
Surrender Charge (of Purchase Payments) Maximum [Percent]	8.00%
Surrender Charge Example Maximum [Dollars]	$ 8,000
Transaction Charges [Text Block]

Transaction Charges

There are no charges for making transfers among the Investment Options or for other transactions under the Contract.

For additional information about charges, see “Fee Table,” and “Charges and Deductions” later in this Prospectus.

Ongoing Fees and Expenses [Table Text Block]

Ongoing Fees and Expenses (annual charges)	The following table describes the fees and expenses that you may pay each year under the Contract, depending on the Class of Contract and options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

Annual Fee	Minimum	Maximum
Annual Contract Expenses (varies by Contract Class) (1), (2), (3)	2.66%	4.46%
Optional Benefits available for an additional charge (for a single optional benefit, if elected)	0.20%(4)	2.50%(5)

(1)	The term “Annual Contract Expenses” used in this table is not used elsewhere in this Prospectus or in the Contracts. In this table, the “Annual Contract Expenses” includes figures representing the following charges: (a) the $50 Annual Contract Maintenance Charge; (b) the Variable Account Charge (1.40% to 1.95%, depending on Contract class); (c) the Puerto Rico Tax Charge (0.10%); (d) the Management and Portfolio Construction Fees (0.35% to 0.45%); (e) Other Portfolio Expenses (0.03% to 1.54%); and (f) Acquired Fund Fees and Expenses (0.38% to 0.87%).
(2)	These charges are measured in different ways: (a) the Contract Maintenance Charge is a flat dollar amount each year; (b) the Variable Account Charge is applied on a daily basis at the specified annual rates of the Sub-Account assets; (c) the Puerto Rico Tax Charge is a percentage of the Contract Value on December 31 of each year; (d) the Management and Portfolio Construction Fees are paid monthly at the annualized rate as a percentage of the portfolio’s average daily net assets; (e) the Other Portfolio Expenses (which are estimates) and Acquired Fund Fees and Expenses are measured and applied against the assets of the underlying mutual funds.

(3)	The Portfolio Construction Fee (0.10%) does not apply to the Money Market Portfolio.
(4)	The Enhanced Death Benefit fee is charged daily at the annual rate of 0.20% of the of the average daily Variable Account value.
(5)	The Income for Life Moderate rider is no longer available for purchase. The annual charge is a percentage of the Total Withdrawal Base on the rider anniversary. The current charge is 1.50%; the Company reserves the right to increase the charge by 1.00%, to 2.50%, as shown in the table.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take partial withdrawals from the Contract, which could add surrender charges that substantially increase costs.

Lowest Annual Cost: $2,941		Highest Annual Cost: $6,760
Assumes:		Assumes:
●	Investment of $100,000	●	Investment of $100,000
●	5% annual appreciation	●	5% annual appreciation
●	Least expensive combination of Contract Classes and management fees	●	Most expensive combination of Contract Classes, management fees, and optional benefits
●	No optional benefits	●	No sales charges
●	No sales charges	●	No additional purchase payments, transfers or withdrawals
●	No additional purchase payments, transfers or withdrawals

Contract Expense (of Average Annual Net Assets) (N-3) Minimum [Percent]	2.66%	[1],[2],[3]
Contract Expense (of Average Annual Net Assets) (N-3) Maximum [Percent]	4.46%	[1],[2],[3]
Contract Expense (N-3) Footnotes [Text Block]	The term “Annual Contract Expenses” used in this table is not used elsewhere in this Prospectus or in the Contracts. In this table, the “Annual Contract Expenses” includes figures representing the following charges: (a) the $50 Annual Contract Maintenance Charge; (b) the Variable Account Charge (1.40% to 1.95%, depending on Contract class); (c) the Puerto Rico Tax Charge (0.10%); (d) the Management and Portfolio Construction Fees (0.35% to 0.45%); (e) Other Portfolio Expenses (0.03% to 1.54%); and (f) Acquired Fund Fees and Expenses (0.38% to 0.87%).
Optional Benefits Minimum [Percent]	0.20%	[4]
Optional Benefits Maximum [Percent]	2.50%	[5]
Optional Benefits Footnotes [Text Block]	The Income for Life Moderate rider is no longer available for purchase. The annual charge is a percentage of the Total Withdrawal Base on the rider anniversary. The current charge is 1.50%; the Company reserves the right to increase the charge by 1.00%, to 2.50%, as shown in the table.
Lowest and Highest Annual Cost [Table Text Block]

Lowest Annual Cost: $2,941		Highest Annual Cost: $6,760
Assumes:		Assumes:
●	Investment of $100,000	●	Investment of $100,000
●	5% annual appreciation	●	5% annual appreciation
●	Least expensive combination of Contract Classes and management fees	●	Most expensive combination of Contract Classes, management fees, and optional benefits
●	No optional benefits	●	No sales charges
●	No sales charges	●	No additional purchase payments, transfers or withdrawals
●	No additional purchase payments, transfers or withdrawals

Lowest Annual Cost [Dollars]	$ 2,941
Highest Annual Cost [Dollars]	$ 6,760
Risks [Table Text Block]

RISKS
Risk of Loss

The Contract is subject to the risk of loss. You could lose some or all of your Contract Value.

For additional information about the risk of loss see “Principal Risks of Investing in the Contract” later in this Prospectus.

Not a Short-Term Investment

The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. The Contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the Contract as a short-term investment or savings vehicle. A surrender charge may apply to partial withdrawals and surrenders in certain circumstances, and any partial withdrawals or surrenders may also be subject to tax penalties.

For additional information about the investment profile of the Contract, see “Principal Risks of Investing in the Contract,” and “The Fortune V Separate Account and Universal Life Insurance Company” later in this Prospectus.

Risks Associated with Investments

An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the variable Investment Options available under the Contract, each of which has its own unique risks. You should review the variable Investment Options available under the Contract before making an investment decision.

For additional information about the risks associated with Investment Options see “Principal Risks of Investing in the Contract” later in this Prospectus.

Insurance Company Risks

An investment in the Contract is subject to certain risks related to Universal Life Insurance Company. Any obligations, guarantees, or benefits under the Contract are supported by Universal Life’s general account and are subject to its claims-paying ability. An owner should look to our financial strength for our claims-paying ability. More information about Universal Life Insurance Company, including our financial strength ratings, may be obtained upon request by calling 787-706-7095.

For additional information about insurance company risks, see “Principal Risks of Investing in the Contract” later in this Prospectus.

Investment Restrictions [Text Block]

You may transfer Variable Account value among the Investment Options under your Contract at any time and in any amount, up to 20 (twenty) times per calendar year, or 11 transfers in 2 consecutive calendar quarters. Restrictions may apply to more frequent transfers. The Company may require that transfers be made only by U.S. mail if the Contract Owner makes more than 11 transfers in 2 consecutive calendar quarters or more than 20 in one calendar year.

Universal Life reserves the right to remove Investment Options and/or close them off to future investment, and to add new Investment Options.

For additional information about the Investment Options and restrictions see “The Fortune V Separate Account and Universal Life Insurance Company” “Transfers,” APPENDIX A: Investment Options Available Under the Contract, and APPENDIX B: Additional Information About the Investment Options later in this Prospectus.

Optional Benefit Restrictions [Text Block]

If you selected an optional living benefit rider, your purchase payments and Contract Value are subject to investment restrictions which limit the Investment Options available to you under the Contract.

Partial withdrawals could reduce the Death Benefit amount (including the optional Enhanced Death Benefit) by more than the dollar amount withdrawn (i.e., the Death Benefit may be reduced in the same proportion that the Contract Value is reduced).

Partial and excess withdrawals could also significantly reduce the value of any optional living benefits, and could terminate the benefit.

For additional information about optional living benefits and Death Benefits, including the optional Enhanced Death Benefit, see “Benefits Available Under the Contract” later in this Prospectus.

Tax Implications [Text Block]

Generally, partial withdrawals and surrenders will be subject to ordinary income tax and may be subject to tax penalties. There are no additional tax benefits if the Contract is purchased through a tax-qualified plan or individual retirement account (IRA).

You should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the Contract. For additional information about tax implications, see “Taxes” later in this Prospectus.

Investment Professional Compensation [Text Block]

Financial professionals may receive compensation for selling the Contract to you, in the form of commissions. Financial professionals may also receive additional compensation in the form of contribution-based compensation and/or for enhanced marketing opportunities and other services (commonly referred to as “marketing allowances”). This conflict of interest may influence the financial professional to recommend this Contract over another investment.

For additional information about compensation to financial professionals see “Distribution of the Contracts” later in this Prospectus.

Exchanges [Text Block]

Some financial professionals may have a financial incentive to offer a new contract in place of the one you already own. You should only exchange your Contract if you determine, after comparing the features, fees, and risks of both contracts, that it is preferable to purchase the new contract rather than continue to own your existing Contract.

For additional information about the charges and taxes you might incur in connection with an exchange see “Charges and Deductions – Surrender Charge (Contingent Deferred Sales Charge)” and “Tax Considerations” later in this Prospect

Item 4. Fee Table [Text Block]

Fee Table

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making partial withdrawals from the Contract. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender or make partial withdrawals from the Contract, or transfer Contract Value between Investment Options.

Transaction Expenses

Sales Load Imposed on Purchases	None
Transfer Fee	None
Surrender Charge (Contingent Deferred Sales Charge, or “CDSC”) (as a percentage of the premiums withdrawn) (1)	8%

B Share Universal VIA Surrender Charge Schedule
Years Since Premium Payment	1	2	3	4	5	6	7	8	9
Percentage of Premium Payment Withdrawn	8%	8%	7%	6%	5%	4%	3%	2%	1%

L Share Universal VIA w/ Liquidity Rider Surrender Charge Schedule
Years Since Premium Payment	1	2	3	4
Percentage of Premium Payment Withdrawn	8%	8%	7%	6%

C Share Universal VIA Select Surrender Charge Schedule
Years Since Premium Payment	ALL
Percentage of Premium Payment Withdrawn	0%

(1)	The surrender charge is calculated by multiplying the applicable surrender charge percentage (noted above) by the amount of premium payments surrendered. For purposes of calculating the surrender charge, surrenders are considered to come first from the oldest premium payment made to the Contract, then the next oldest premium payment, and so forth.

The next table describes the fees and expenses that you will pay each year during the time you own the Contract.

If you purchase an optional benefit, you will pay an additional charge, as shown below.

Annual Contract Expenses

UNIVERSAL VIA (B Share)

	Growth Portfolio	Moderate Growth Portfolio	Moderate Portfolio
Administrative Expenses (1)	$50	$50	$50

Base Contract Expenses (as a percentage of average net assets of the Variable Account) (2)	1.50%	1.50%	1.50%
Management Fees (3) and Portfolio Construction Manager Fees (4)	0.45%	0.45%	0.45%
Optional Benefit Expenses
Enhanced Death Benefit (5)	0.20%	0.20%	0.20%
Other Expenses
Sub-Account Operating Expenses (6)	0.19%	0.03%	0.03%
Acquired Fund Fees and Expenses (7)	0.78%	0.69%	0.63%
Total Annual Contract Expenses (8)	3.17%	2.92%	2.86%

	Conservative Portfolio	International Growth Portfolio	Money Market Portfolio
Administrative Expenses (1)	$50	$50	$50

Base Contract Expenses (as a percentage of average net assets of the Variable Account) (2)	1.50%	1.50%	1.50%
Management Fees (3) and Portfolio Construction Manager Fees (4)	0.45%	0.45%	0.35%
Optional Benefit Expenses
Enhanced Death Benefit (5)	0.20%	0.20%	0.20%
Other Expenses
Sub-Account Operating Expenses (6)	0.13%	1.04%	1.54%
Acquired Fund Fees and Expenses (7)	0.57%	0.87%	0.38%
Total Annual Contract Expenses (8)	2.90%	4.11%	4.02%

UNIVERSAL VIA w/ LIQUIDITY RIDER (L Share)

	Growth Portfolio	Moderate Growth Portfolio	Moderate Portfolio
Administrative Expenses (1)	$50	$50	$50

Base Contract Expenses (as a percentage of average net assets of the Variable Account) (2)	1.85%	1.85%	1.85%
Management Fees (3) and Portfolio Construction Manager Fees (4)	0.45%	0.45%	0.45%
Optional Benefit Expenses
Enhanced Death Benefit (5)	0.20%	0.20%	0.20%
Other Expenses
Sub-Account Operating Expenses (6)	0.19%	0.03%	0.03%
Acquired Fund Fees and Expenses (7)	0.78%	0.69%	0.63%
Total Annual Contract Expenses (8)	3.27%	3.02%	2.96%

	Conservative Portfolio	International Growth Portfolio	Money Market Portfolio
Administrative Expenses (1)	$50	$50	$50

Base Contract Expenses (as a percentage of average net assets of the Variable Account) (2)	1.85%	1.85%	1.85%
Management Fees (3) and Portfolio Construction Manager Fees (4)	0.45%	0.45%	0.35%
Optional Benefit Expenses
Enhanced Death Benefit (5)	0.20%	0.20%	0.20%
Other Expenses
Sub-Account Operating Expenses (6)	0.13%	1.04%	1.54%
Acquired Fund Fees and Expenses (7)	0.57%	0.87%	0.38%
Total Annual Contract Expenses (8)	3.00%	4.21%	4.12%

UNIVERSAL VIA SELECT (C Share)

	Growth Portfolio	Moderate Growth Portfolio	Moderate Portfolio
Administrative Expenses (1)	$50	$50	$50

Base Contract Expenses (as a percentage of average net assets of the Variable Account) (2)	2.05%	2.05%	2.05%
Management Fees (3) and Portfolio Construction Manager Fees (4)	0.45%	0.45%	0.45%
Optional Benefit Expenses
Enhanced Death Benefit (5)	0.20%	0.20%	0.20%
Other Expenses
Sub-Account Operating Expenses (6)	0.19%	0.03%	0.03%
Acquired Fund Fees and Expenses (7)	0.78%	0.69%	0.63%
Total Annual Contract Expenses (8)	3.72%	3.47%	3.41%

	Conservative Portfolio	International Growth Portfolio	Money Market Portfolio
Administrative Expenses (1)	$50	$50	$50

Base Contract Expenses (as a percentage of average net assets of the Variable Account) (2)	2.05%	2.05%	2.05%
Management Fees (3) and Portfolio Construction Manager Fees (4)	0.45%	0.45%	0.35%
Optional Benefit Expenses
Enhanced Death Benefit (5)	0.20%	0.20%	0.20%
Other Expenses
Sub-Account Operating Expenses (6)	0.13%	1.04%	1.54%
Acquired Fund Fees and Expenses (7)	0.57%	0.87%	0.38%
Total Annual Contract Expenses (8)	3.45%	4.66%	4.57%

(1)	Includes the annual Contract Maintenance Charge. The Contract Maintenance Charge is deducted annually from all Contracts containing less than $100,000 on each Contract Anniversary. This charge is permanently waived for any Contract valued at $100,000 or more on any Contract Anniversary.
(2)	Base Contract Expenses include the Variable Account Charge and the Puerto Rico Tax Charge of 0.10%. The Variable Account Charge is a percentage of the Contract Value deducted on a daily basis at the specified annualized rate, and varies by Contract class: (1) the base Universal VIA Contract (Class B) – 1.40%; (2) the Universal VIA with Liquidity Rider Contract (Class L) – 1.75%; and (3) the Universal VIA Select Contract (Class C) – 1.95%. The Puerto Rico Tax Charge is deducted on an annual basis from each Sub-Account as a percentage of the Net Asset Value of each Sub-Account as of December 31 of each calendar year.

For Contract sold prior to November 1, 2011, the B Share Variable Account Charge was 1.65% as an annualized rate charged on a daily basis. For Contracts sold from November 1, 2011 to July 31, 2013, the L Share Variable Account Charge was 1.50% as an annualized rate charged on a daily basis.

(3)	Universal Financial Services receives compensation, calculated daily and paid monthly, from the fund at the indicated annual rate, expressed as a specified percentage of the portfolio’s average daily net assets.
(4)	The Portfolio Construction Manager receives monthly compensation from the investment adviser at the annual rate of a specified percentage of the portfolio’s average daily net assets. The Portfolio Construction Manager Fees do not apply to the Money Market Portfolio.

(5)	The Enhanced Death Benefit is available at Contract issue for an additional charge. The charge is assessed daily at the annual rate of 0.20% of the of the average daily Variable Account value. A new stepped-up Death Benefit value will be determined on each Contract Anniversary before the Owner’s 86th birthday. The benefit will be payable when the Owner dies before the Annuitization Date. Once elected, the benefit cannot be removed from the Contract.
(6)	As an annualized percentage of Sub-Account net assets. “Other Expenses” include Sub-Account operating expenses.
(7)	As an annualized percentage of Sub-Account net assets. Each Sub-Account also bears, indirectly, its pro rata share of the expenses of the underlying funds in which it invests as reflected under “Acquired Fund Fees and Expenses.”
(8)	The Total Annual Contract Expenses represent the most expensive version of the Contract available after April 30, 2024.

Other Optional Benefit Expenses

If you elected one of the Income for Life or Principal Protection optional riders before April 1, 2021, you will incur additional annual contract expenses for these benefits, as listed in the table below. These optional benefits are no longer available for purchase. These benefits require that your entire Contract Value be invested only in the Moderate Portfolio, the Conservative Portfolio, or the Money Market Portfolio. The charges for these additional benefits are:

Optional Benefit Expenses

	Current	Maximum
Income for Life Conservative (9)	1.15%	2.15%
Income for Life Moderate (9)	1.50%	2.50%
Principal Protection 15 (10)	0.95%	1.95%
Principal Protection 13 (10)	1.35%	2.35%

(9)	This rider is no longer available as of April 1, 2021. For the Income for Life rider, the annual charge is a percentage of the Total Withdrawal Base on the rider anniversary. This rider cannot be elected with any other living benefit rider. The current charges are 1.15% for the Conservative option and 1.50% for the Moderate option; the Company reserves the right to increase the charge by 1.00%, to 2.15% and 2.50% respectively, as shown in the table.
(10)	This rider is no longer available as of April 1, 2021. For the Principal Protection rider, the annual charge is a percentage of the Guaranteed Future Value on the rider anniversary. This cannot be elected with any other living benefit rider. The current charges are 0.95% for the Principal Protection 15 option and 1.35% for the Principal Protection 13 option; the Company reserves the right to increase the charge by 1.00%, to 1.95% and 2.35% respectively, as shown in the table.

Transaction Expenses [Table Text Block]	Transaction Expenses
Sales Load Imposed on Purchases	None
Transfer Fee	None
Surrender Charge (Contingent Deferred Sales Charge, or “CDSC”) (as a percentage of the premiums withdrawn) (1)	8%

Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Amount Surrendered), Current [Percent]	8.00%	[6]
Deferred Sales Load, Footnotes [Text Block]

B Share Universal VIA Surrender Charge Schedule
Years Since Premium Payment	1	2	3	4	5	6	7	8	9
Percentage of Premium Payment Withdrawn	8%	8%	7%	6%	5%	4%	3%	2%	1%

L Share Universal VIA w/ Liquidity Rider Surrender Charge Schedule
Years Since Premium Payment	1	2	3	4
Percentage of Premium Payment Withdrawn	8%	8%	7%	6%

C Share Universal VIA Select Surrender Charge Schedule
Years Since Premium Payment	ALL
Percentage of Premium Payment Withdrawn	0%

(1)	The surrender charge is calculated by multiplying the applicable surrender charge percentage (noted above) by the amount of premium payments surrendered. For purposes of calculating the surrender charge, surrenders are considered to come first from the oldest premium payment made to the Contract, then the next oldest premium payment, and so forth.

Exchange Fee (of Amount Exchanged), Current [Percent]	0.00%
Annual Contract Expenses [Table Text Block]

Annual Contract Expenses

UNIVERSAL VIA (B Share)

	Growth Portfolio	Moderate Growth Portfolio	Moderate Portfolio
Administrative Expenses (1)	$50	$50	$50

Base Contract Expenses (as a percentage of average net assets of the Variable Account) (2)	1.50%	1.50%	1.50%
Management Fees (3) and Portfolio Construction Manager Fees (4)	0.45%	0.45%	0.45%
Optional Benefit Expenses
Enhanced Death Benefit (5)	0.20%	0.20%	0.20%
Other Expenses
Sub-Account Operating Expenses (6)	0.19%	0.03%	0.03%
Acquired Fund Fees and Expenses (7)	0.78%	0.69%	0.63%
Total Annual Contract Expenses (8)	3.17%	2.92%	2.86%

	Conservative Portfolio	International Growth Portfolio	Money Market Portfolio
Administrative Expenses (1)	$50	$50	$50

Base Contract Expenses (as a percentage of average net assets of the Variable Account) (2)	1.50%	1.50%	1.50%
Management Fees (3) and Portfolio Construction Manager Fees (4)	0.45%	0.45%	0.35%
Optional Benefit Expenses
Enhanced Death Benefit (5)	0.20%	0.20%	0.20%
Other Expenses
Sub-Account Operating Expenses (6)	0.13%	1.04%	1.54%
Acquired Fund Fees and Expenses (7)	0.57%	0.87%	0.38%
Total Annual Contract Expenses (8)	2.90%	4.11%	4.02%

UNIVERSAL VIA w/ LIQUIDITY RIDER (L Share)

	Growth Portfolio	Moderate Growth Portfolio	Moderate Portfolio
Administrative Expenses (1)	$50	$50	$50

Base Contract Expenses (as a percentage of average net assets of the Variable Account) (2)	1.85%	1.85%	1.85%
Management Fees (3) and Portfolio Construction Manager Fees (4)	0.45%	0.45%	0.45%
Optional Benefit Expenses
Enhanced Death Benefit (5)	0.20%	0.20%	0.20%
Other Expenses
Sub-Account Operating Expenses (6)	0.19%	0.03%	0.03%
Acquired Fund Fees and Expenses (7)	0.78%	0.69%	0.63%
Total Annual Contract Expenses (8)	3.27%	3.02%	2.96%

	Conservative Portfolio	International Growth Portfolio	Money Market Portfolio
Administrative Expenses (1)	$50	$50	$50

Base Contract Expenses (as a percentage of average net assets of the Variable Account) (2)	1.85%	1.85%	1.85%
Management Fees (3) and Portfolio Construction Manager Fees (4)	0.45%	0.45%	0.35%
Optional Benefit Expenses
Enhanced Death Benefit (5)	0.20%	0.20%	0.20%
Other Expenses
Sub-Account Operating Expenses (6)	0.13%	1.04%	1.54%
Acquired Fund Fees and Expenses (7)	0.57%	0.87%	0.38%
Total Annual Contract Expenses (8)	3.00%	4.21%	4.12%

UNIVERSAL VIA SELECT (C Share)

	Growth Portfolio	Moderate Growth Portfolio	Moderate Portfolio
Administrative Expenses (1)	$50	$50	$50

Base Contract Expenses (as a percentage of average net assets of the Variable Account) (2)	2.05%	2.05%	2.05%
Management Fees (3) and Portfolio Construction Manager Fees (4)	0.45%	0.45%	0.45%
Optional Benefit Expenses
Enhanced Death Benefit (5)	0.20%	0.20%	0.20%
Other Expenses
Sub-Account Operating Expenses (6)	0.19%	0.03%	0.03%
Acquired Fund Fees and Expenses (7)	0.78%	0.69%	0.63%
Total Annual Contract Expenses (8)	3.72%	3.47%	3.41%

	Conservative Portfolio	International Growth Portfolio	Money Market Portfolio
Administrative Expenses (1)	$50	$50	$50

Base Contract Expenses (as a percentage of average net assets of the Variable Account) (2)	2.05%	2.05%	2.05%
Management Fees (3) and Portfolio Construction Manager Fees (4)	0.45%	0.45%	0.35%
Optional Benefit Expenses
Enhanced Death Benefit (5)	0.20%	0.20%	0.20%
Other Expenses
Sub-Account Operating Expenses (6)	0.13%	1.04%	1.54%
Acquired Fund Fees and Expenses (7)	0.57%	0.87%	0.38%
Total Annual Contract Expenses (8)	3.45%	4.66%	4.57%

(1)	Includes the annual Contract Maintenance Charge. The Contract Maintenance Charge is deducted annually from all Contracts containing less than $100,000 on each Contract Anniversary. This charge is permanently waived for any Contract valued at $100,000 or more on any Contract Anniversary.
(2)	Base Contract Expenses include the Variable Account Charge and the Puerto Rico Tax Charge of 0.10%. The Variable Account Charge is a percentage of the Contract Value deducted on a daily basis at the specified annualized rate, and varies by Contract class: (1) the base Universal VIA Contract (Class B) – 1.40%; (2) the Universal VIA with Liquidity Rider Contract (Class L) – 1.75%; and (3) the Universal VIA Select Contract (Class C) – 1.95%. The Puerto Rico Tax Charge is deducted on an annual basis from each Sub-Account as a percentage of the Net Asset Value of each Sub-Account as of December 31 of each calendar year.

For Contract sold prior to November 1, 2011, the B Share Variable Account Charge was 1.65% as an annualized rate charged on a daily basis. For Contracts sold from November 1, 2011 to July 31, 2013, the L Share Variable Account Charge was 1.50% as an annualized rate charged on a daily basis.

(3)	Universal Financial Services receives compensation, calculated daily and paid monthly, from the fund at the indicated annual rate, expressed as a specified percentage of the portfolio’s average daily net assets.
(4)	The Portfolio Construction Manager receives monthly compensation from the investment adviser at the annual rate of a specified percentage of the portfolio’s average daily net assets. The Portfolio Construction Manager Fees do not apply to the Money Market Portfolio.

(5)	The Enhanced Death Benefit is available at Contract issue for an additional charge. The charge is assessed daily at the annual rate of 0.20% of the of the average daily Variable Account value. A new stepped-up Death Benefit value will be determined on each Contract Anniversary before the Owner’s 86th birthday. The benefit will be payable when the Owner dies before the Annuitization Date. Once elected, the benefit cannot be removed from the Contract.
(6)	As an annualized percentage of Sub-Account net assets. “Other Expenses” include Sub-Account operating expenses.
(7)	As an annualized percentage of Sub-Account net assets. Each Sub-Account also bears, indirectly, its pro rata share of the expenses of the underlying funds in which it invests as reflected under “Acquired Fund Fees and Expenses.”
(8)	The Total Annual Contract Expenses represent the most expensive version of the Contract available after April 30, 2024.

Surrender Example [Table Text Block]

UNIVERSAL VIA (B Share)

GROWTH PORTFOLIO	1 YEAR	3 YEARS	5 YEARS	10 YEARS
If you surrender your Contract at the end of the applicable time period:	$11,497	$17,655	$23,038	$37,527
If you do not surrender your Contract:	$3,497	$10,655	$18,038	$37,527

MODERATE GROWTH PORTFOLIO	1 YEAR	3 YEARS	5 YEARS	10 YEARS
If you surrender your Contract at the end of the applicable time period:	$11,249	$16,924	$21,841	$35,257
If you do not surrender your Contract:	$3,249	$9,924	$16,841	$35,257

MODERATE PORTFOLIO	1 YEAR	3 YEARS	5 YEARS	10 YEARS
If you surrender your Contract at the end of the applicable time period:	$13,643	$23,827	$32,875	$54,918
If you do not surrender your Contract:	$5,643	$16,827	$27,875	$54,918

CONSERVATIVE PORTFOLIO	1 YEAR	3 YEARS	5 YEARS	10 YEARS
If you surrender your Contract at the end of the applicable time period:	$13,342	$22,979	$31,552	$52,712
If you do not surrender your Contract:	$5,342	$15,979	$26,552	$52,712

INTERNATIONAL GROWTH PORTFOLIO	1 YEAR	3 YEARS	5 YEARS	10 YEARS
If you surrender your Contract at the end of the applicable time period:	$12,424	$20,356	$27,401	$45,521
If you do not surrender your Contract:	$4,424	$13,356	$22,401	$45,521

MONEY MARKET PORTFOLIO	1 YEAR	3 YEARS	5 YEARS	10 YEARS
If you surrender your Contract at the end of the applicable time period:	$14,760	$26,926	$37,634	$62,501
If you do not surrender your Contract:	$6,760	$19,926	$32,634	$62,501

UNIVERSAL VIA w/ Liquidity Rider (L Share)

GROWTH PORTFOLIO	1 YEAR	3 YEARS	5 YEARS	10 YEARS
If you surrender your Contract at the end of the applicable time period:	$11,596	$17,946	$18,513	$38,418
If you do not surrender your Contract:	$3,596	$10,946	$18,513	$38,418

MODERATE GROWTH PORTFOLIO	1 YEAR	3 YEARS	5 YEARS	10 YEARS
If you surrender your Contract at the end of the applicable time period:	$11,348	$17,217	$17,322	$36,173
If you do not surrender your Contract:	$3,348	$10,217	$17,322	$36,173

MODERATE PORTFOLIO	1 YEAR	3 YEARS	5 YEARS	10 YEARS
If you surrender your Contract at the end of the applicable time period:	$13,740	$24,098	$28,298	$55,613
If you do not surrender your Contract:	$5,740	$17,098	$28,298	$55,613

CONSERVATIVE PORTFOLIO	1 YEAR	3 YEARS	5 YEARS	10 YEARS
If you surrender your Contract at the end of the applicable time period:	$13,439	$23,253	$26,981	$53,432
If you do not surrender your Contract:	$5,439	$16,253	$26,981	$53,432

INTERNATIONAL GROWTH PORTFOLIO	1 YEAR	3 YEARS	5 YEARS	10 YEARS
If you surrender your Contract at the end of the applicable time period:	$12,522	$20,639	$22,853	$46,323
If you do not surrender your Contract:	$4,522	$13,639	$22,853	$46,323

MONEY MARKET PORTFOLIO	1 YEAR	3 YEARS	5 YEARS	10 YEARS
If you surrender your Contract at the end of the applicable time period:	$12,434	$20,384	$22,447	$45,602
If you do not surrender your Contract:	$4,434	$13,384	$22,447	$45,602

UNIVERSAL VIA SELECT (C Share)

GROWTH PORTFOLIO	1 YEAR	3 YEARS	5 YEARS	10 YEARS
If you surrender your Contract at the end of the applicable time period:	$3,794	$11,526	$19,454	$40,170
If you do not surrender your Contract:	$3,794	$11,526	$19,454	$40,170

MODERATE GROWTH PORTFOLIO	1 YEAR	3 YEARS	5 YEARS	10 YEARS
If you surrender your Contract at the end of the applicable time period:	$3,547	$10,801	$18,276	$37,974
If you do not surrender your Contract:	$3,547	$10,801	$18,276	$37,974

MODERATE PORTFOLIO	1 YEAR	3 YEARS	5 YEARS	10 YEARS
If you surrender your Contract at the end of the applicable time period:	$5,933	$17,639	$29,135	$56,980
If you do not surrender your Contract:	$5,933	$17,639	$29,135	$56,980

CONSERVATIVE PORTFOLIO	1 YEAR	3 YEARS	5 YEARS	10 YEARS
If you surrender your Contract at the end of the applicable time period:	$5,633	$16,799	$27,833	$54,848
If you do not surrender your Contract:	$5,633	$16,799	$27,833	$54,848

INTERNATIONAL GROWTH PORTFOLIO	1 YEAR	3 YEARS	5 YEARS	10 YEARS
If you surrender your Contract at the end of the applicable time period:	$4,718	$14,201	$23,749	$47,900
If you do not surrender your Contract:	$4,718	$14,201	$23,749	$47,900

MONEY MARKET PORTFOLIO	1 YEAR	3 YEARS	5 YEARS	10 YEARS
If you surrender your Contract at the end of the applicable time period:	$4,630	$13,949	$23,347	$47,195
If you do not surrender your Contract:	$4,630	$13,949	$23,347	$47,195

Item 5. Principal Risks [Table Text Block]

Principal Risks of Investing in the Contract

This section summarizes the principal risks of investing in the Contract. Additional details regarding the various risks and benefits of investing in the Contract are described in the relevant sections of this Prospectus, including Appendix B: Additional Information About The Investment Options, and the Statement of Additional Information (SAI).

Liquidity Risk. This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash. It should not be viewed as a liquid investment. Depending on the Contract class you select, surrender charges apply for up to nine years after your last premium payment (Class C Contracts have no surrender charge). Surrender charges will reduce the return on your investment if you withdraw money during the surrender charge period. If you need to make early or excess withdrawals, they could substantially reduce the benefits of an investment in the Contract. There may be adverse tax consequences if you make partial withdrawals from or surrender the Contract. The benefits of tax deferral also mean the Contract is better suited for investors with a long time horizon.

Adverse Tax Consequences. There are a number of tax risks that may arise in connection with purchasing the Contract. These risks include: (1) the possibility that the Internal Revenue Service (“IRS”) may interpret the rules that apply to variable annuities in a manner that could result in you being treated as the owner of your Contract’s pro rata portion of the assets of the Variable Account, which would result in the loss of tax deferral; (2) the possibility that the IRS may take the position that the Contract does not qualify as an annuity for federal tax purposes resulting in the loss of favorable tax treatment; and (3) the possibility of a change in the present federal income tax laws that apply to your Contract, or of the current interpretations by the IRS, which may change from time to time without notice, and could have retroactive effects regardless of the date of enactment or publication, as the case may be.

You should always consult a tax advisor about the application of Federal and Puerto Rico tax law to your individual situation prior to your investment in the Contract and prior to making any decisions relating to partial withdrawals, surrenders and annuitization. The Puerto Rico and Federal Income tax treatment of variable annuity Contracts is complex and current tax treatment of variable annuity contracts may change over time. Any amendment to the PR Code or the US Internal Revenue Code may result in a change in the tax treatment of the variable annuity contract that could impact, among other things, the Contract expenses associated with the buying, exchanging, owning, or surrendering the Contract. For more details see “Tax Considerations” later in this Prospectus.

Poor Investment Performance. The value of your purchase payments invested in the various Sub-Accounts in your Contract are not guaranteed and will increase and decrease according to the investment performance of the underlying mutual funds. You assume the investment risk of the purchase payments allocated to the various Sub-Accounts in your Contract. You can lose money by investing in this Contract, including loss of the entire amount you invest (your principal). You bear the risk of any decline in your Contract’s value resulting from the performance of the Sub-Accounts you have chosen.

Market and Financial Risks. Market and financial risks are inherent in any securities investment. Amounts allocated to the Investment Options are subject to the risks inherent in the securities markets and, specifically, to price fluctuations in the underlying fund’s investments. Each Investment Option has its own unique risks. For more information about the risks of a particular portfolio, see “Appendix B: Additional Information About The Investment Options.” You should review that information before making an investment decision. Market risks include ‘macro’ factors which do not necessarily relate to a particular issuer, but affect the way markets, and securities within those markets, perform. Market risks can be described in terms of volatility, that is, the range and frequency of market value changes. Market risks include variables such as changes in interest rates, general economic conditions, and investor perceptions regarding the value of debt and equity securities. It also includes factors such as climate warming and the COVID epidemic. Financial risks include factors associated with a particular company which may affect the price of its securities, such as its competitive posture, its products, its management, its earnings and its ability to meet its debt obligations.

An investment in any of the Sub-Accounts carries with it the risk that the value of the investments in the underlying mutual funds will decline, and you could lose money. This could happen if the financial investment markets as a whole decline in value or if the investments made by a mutual fund held by a Sub-Account in which you have invested declines in value. You should review the prospectuses of the underlying mutual funds carefully and analyze the risk factors disclosed therein that are applicable to each Sub-Account. Some of such risks are as follows:

Equity Risk – Common stocks and other similar equity securities are the riskiest investments in a company and they fluctuate more in value than bonds. An underlying mutual fund could lose all of its investment in a company’s stock.

Industry Concentration Risk – Certain underlying mutual funds may concentrate their investments in a given industry or business segment. Such concentration may increase such underlying mutual fund’s costs or fluctuations in the value of its investment portfolio. In addition, different funds may have overlapping investments, increasing concentration that is unknown to the separate fund managers.

Credit and Interest Rate Risks – The underlying mutual funds may invest in bonds and other income-producing securities, such as preferred stock. These securities are subject to credit risk and interest rate risk. Credit risk is the risk that an issuer of a bond or other income-producing security will not make interest or principal payments when they are due. Even if an issuer does not default on a payment, a bond’s value may decline if the market anticipates that the issuer has become less able or less willing to make payments on time. Even high quality bonds are subject to some credit risk. However, credit risk is higher for lower quality bonds. The value of bonds generally can be expected to fall when interest rates rise. Interest rate risk is the risk that interest rates will raise, so that value of an underlying mutual fund’s investments in bonds will fall. The impact of changes in the general level of interest rates on lower quality bonds may be greater than the impact on higher quality bonds.

Non-Diversification Risk – Certain underlying mutual funds may be non-diversified. Non-diversification risk is the risk that large positions in a small number of issuers may cause greater fluctuations on the underlying fund’s Net Asset Value (the total value of an underlying mutual fund adjusted for expenses and divided by the number of units, at the end of a market day or at the close of the New York Stock Exchange) as a result of changes in the market’s assessment of the financial condition of such issuers.

Foreign Securities Risk – Certain underlying mutual funds invest primarily in American Depositary Receipts (“ADRs”) representing interest in foreign issuers. While ADRs are not necessarily denominated in the currencies of the foreign securities they represent, they are subject to many of the risks associated with foreign securities. Such risks can increase the chances that the applicable underlying mutual funds will lose money. These risks include difficulty in pricing securities, defaults on foreign government securities, difficulties enforcing favorable judgments in foreign courts and political and social instability. The issuers of unsponsored depositary receipts are not obligated to disclose material information in the United States. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts.

Illiquid Securities – Some of the underlying mutual funds may invest some of their funds in illiquid securities. Illiquid securities face the risk that they may not be readily sold, particularly at times when it is advisable to avoid losses. It may also not be possible to accurately or fairly determine the value of illiquid securities.

Emerging Markets – Investments in the securities of issuers located in or principally doing business in emerging markets are subject to foreign investments risks. These risks are greater for investments in issuers in emerging market countries. Emerging market countries tend to have economic, political and legal systems that are less fully developed and are less stable than those of more developed countries. Emerging market securities are often particularly sensitive to market movements because their market prices tend to reflect speculative expectations. Low trading volumes may result in a lack of liquidity and in extreme price volatility.

Manager Risk – The portfolio is subject to the risk that the Portfolio Construction Manager’s judgments and investment decisions, as well as the methods, tools, resources, information and data, and the analyses employed or relied on by the Portfolio Construction Manager to make those judgments and decisions may be incorrect or otherwise may not produce the desired results. This could cause the portfolio to lose value or its results to lag relevant benchmarks or other portfolios with similar objectives.

Specific Risk Factors Applicable to the Money Market Portfolio. An investment in the Money Market Portfolio (or any other portfolio) is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Money Market Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this portfolio, and such loss is more likely in a low interest rate environment. Circumstances could arise that would prevent the payment of interest or principal on U.S. government securities, which could adversely affect their value and the Money Market Portfolio’s ability to preserve the value of your investment at $1.00 per share. Recent changes in the rules governing money market funds are likely to result in an increased demand for U.S. government securities, which could affect the availability of such instruments for investment and the Money Market Portfolio’s ability to pursue its investment strategies.

In addition, you should be aware that there have been a very small number of money market funds in other fund complexes that, in the past, have failed to pay investors $1.00 per share for their investment in those funds (this is referred to as “breaking the buck”), and any money market fund may do so in the future. If a money market fund breaks the buck or if money market funds are perceived to be likely to do so, there could be significant redemptions from money market funds, driving market prices of securities down and making it more difficult for the portfolio to maintain a $1.00 per share Net Asset Value. You should also be aware that Universal and its affiliates are under no obligation to provide financial support to the portfolio or take other measures to ensure that you receive $1.00 per share for your investment in the portfolio. You should not invest in the portfolio with the expectation that any such action will be taken. Even if the underlying money market fund maintains a $1.00 per share Net Asset Value, you could lose money if the yield is not sufficient to cover your Contract and Variable Account fees and charges.

Some of the potentially more significant risks of an investment in the Money Market Portfolio include:

Yield – The yield may not be sufficient to cover the Variable Account fees and charges. The amount of income received by the portfolio will go up or down depending on day-to-day variations in short-term interest rates, and when interest rates are very low the portfolio’s expenses could absorb all or a significant portion of the portfolio’s income. If interest rates increase, the portfolio’s yield may not increase proportionately. For example, Transamerica Asset Management (“TAM”) or its affiliates may discontinue any temporary voluntary fee limitation or recoup amounts previously waived or reimbursed. In addition, the recent adoption of more stringent regulations governing the management of money market funds could have a negative effect on yields.

Interest Rate – The interest rates on short-term obligations held in the portfolio will vary, rising or falling with short-term interest rates generally. Interest rates in the United States have recently been increasing after being at historically low levels. The portfolio’s yield will tend to lag behind general changes in interest rates. The ability of the portfolio’s yield to reflect current market rates will depend on how quickly the obligations in its portfolio mature and how much money is available for investment at current market rates. The U.S. Federal Reserve has raised interest rates from historically low levels. Any additional interest rate increases in the future may cause the value of fixed-income securities to decrease. During periods of extremely low or negative short-term interest rates, the portfolio may not be able to maintain a positive yield or total return or be able to preserve the value of your investment at $1.00 per share.

Liquidity – The portfolio may make investments that are illiquid or that become illiquid after purchase. The liquidity and value of investments can deteriorate rapidly and those investments may be difficult or impossible to sell, particularly during times of market turmoil. These illiquid investments may also be difficult to value. If the portfolio is forced to sell an illiquid investment to meet redemption requests or other cash needs, the portfolio may be forced to sell at a loss.

Redemption – The portfolio may experience periods of heavy redemptions that could cause the portfolio to liquidate its assets at inopportune times or at a loss or depressed value, and that could affect the portfolio’s ability to maintain a $1.00 share price. Redemption risk is greater to the extent that the underlying fund has investors with large shareholdings, short investment horizons, or unpredictable cash flow needs. The redemption by one or more large shareholders of their holdings in the underlying fund could have an adverse impact on the remaining shareholders in the fund. In addition, the underlying fund may suspend redemptions when permitted by applicable regulations.

Alternatives to the Contract. Other annuity contracts or investments may provide more favorable returns or benefits than the Contract and/or may have lower fees and expenses.

Risks Affecting our Administration of the Contract. Universal Life’s business activity and operations, and/or the activities and operations of our service providers and business partners, are subject to certain risks, including, those resulting from information systems failures, cyber-attack, or current or future outbreaks of infectious diseases, viruses (including COVID-19), epidemics or pandemics. These risks are common to all insurers and financial service providers and may materially impact our ability to administer the Contract (and to keep Contract Owner information confidential).

Business Disruption and Cybersecurity Risks

We rely on technology, including interconnected computer systems and data storage networks and digital communications, to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our service providers and other business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions) and cyber-attacks. Cyber-attacks may be systemic (e.g., affecting the internet, cloud services, or other infrastructure) or targeted (e.g., failures in or breach of our systems or those of third parties on whom we rely, including ransomware and malware attacks).

Cybersecurity risks include, but are not limited to, the loss, theft, misuse, corruption, and destruction of data maintained online or digitally, interference with or denial of service, attacks on our website (or the websites of third parties on whom we rely), disruption of routine business operations, and unauthorized release of confidential customer information. The risk of cyber-attacks may be higher during periods of geopolitical turmoil. Due to the increasing sophistication of cyber-attacks, a cybersecurity breach could occur and persist for an extended period of time without detection.

Systems failures and cybersecurity incidents affecting us, our affiliates, the underlying funds, intermediaries, service providers, and other third parties on whom we rely may adversely affect your contract value and interfere with our ability to process contract transactions and calculate contract values. Systems failures and cybersecurity breaches may cause us to be unable to process orders from our website or with the underlying funds, cause us to be unable to calculate unit values and/or the underlying funds to be unable to calculate share values, cause the release or possible destruction of confidential customer and/or business information, impede order processing or cause other operational issues, subject us and our service providers and intermediaries to regulatory fines, litigation, and financial losses, and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the underlying funds to lose value.

The preventative actions we take to reduce the frequency and severity of cybersecurity incidents and protect our computer systems may be insufficient to prevent a cybersecurity breach from impacting our operations or your contract value. There can be no assurance that we or the underlying funds or our service providers and intermediaries will be able to avoid cybersecurity breaches affecting your contract.

In addition, we are also exposed to risks related to natural and man-made disasters, including, but not limited to, storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts, which could adversely affect our ability to conduct business. A natural or man-made disaster, including a pandemic (such as COVID-19), could affect the ability of our employees or the employees of our service providers to perform their job responsibilities. They could interfere with our processing of contract transactions, including processing orders from owners and orders with the underlying funds, impact our ability to calculate contract value, or have other adverse impacts on our operations. These events may also negatively affect the our service providers and intermediaries, the underlying funds and the issuers of securities in which the underlying funds invest, which may cause the underlying funds to lose value. There can be no assurance that we or the underlying funds or our service providers and intermediaries will be able to avoid negative impacts associated with natural and man-made disasters.

Universal Life’s Ability to Meet Annuity and Death Benefit Payments. The ability of Universal Life to timely meet its payment obligations under the Contract, including annuity and Death Benefit payments, may be affected by various factors which affect Universal Life’s liquidity and, thus, its claims paying ability. Universal Life’s liquidity and claims paying ability may be affected by various factors, which include, but are not limited to, the following:

●	Rating agencies lowering Universal Life’s rating.

●	Investments made by Universal Life experience higher than anticipated losses.

●	Disruption in the financial markets.

●	Changes in interest rates.

●	Actual experience adversely varies from Universal Life’s underwriting assumptions.

●	Reinsurers refuse or fail to pay claims when due.

Item 11. Benefits Available (N-3) [Text Block]

Benefits Available Under the Contract

The following tables summarize information about the benefits available under the Contract.

BENEFITS

NAME OF BENEFIT	PURPOSE	IS THE BENEFIT STANDARD OR OPTIONAL	MAXIMUM FEE		BRIEF DESCRIPTION OF RESTRICTIONS/LIMITATIONS
Standard Death Benefit	Guarantees your Beneficiaries will receive a Death Benefit at least equal to the greatest of: (i) your Contract Value; or (ii) the total of all purchase payments (less an adjustment for partial withdrawals)	Standard (automatically included with the Contract)	No additional charge	●	Partial withdrawals could significantly reduce the benefit possibly by an amount greater than the amount withdrawn.
One-Year Enhanced Death Benefit Option	Provides a Death Benefit equal to the higher of (i) the Standard Death Benefit, or (ii) the highest Contract Value on any Contract Anniversary prior to the Owner’s 86th birthday (less an adjustment for subsequent partial withdrawals, plus purchase payments received).	Optional	0.20% (as an annualized percentage of the Contract Value)	●	Available only at the time of Contract application.
				●	Available only to Contracts with an Owner age 70 or younger on the Date of Issue.
				●	The step-up applies only to Contract Value on Contract Anniversaries prior to the Owner’s 86th birthday
				●	Partial withdrawals could significantly reduce the benefit, possibly by an amount greater than the amount withdrawn.
Principal Protection Rider	Guarantees that your Contract Value will at least equal your Guaranteed Future Value, adjusted for partial withdrawals, regardless of the performance of the Sub-Accounts you select.	Optional	2.35% (as an annual percentage of the Guaranteed Future Value on rider anniversary)	●	No longer available for purchase.
				●	Guaranteed Future Value date is 13 or 15 years after you elect the rider.
				●	Partial withdrawals may reduce the Guaranteed Future Value, possibly by an amount greater than the amount withdrawn.
				●	Investment restrictions limit available Investment Options under the Contract.
				●	Cannot be combined with any other living benefit rider.
Income for Life Rider	Provide a specified annual percentage of the Total Withdrawal Base, regardless of the performance of the Sub-Accounts you select.	Optional	2.50% (as an annual percentage of the Total Withdrawal Base on rider anniversary)	●	No longer available for purchase.
				●	Excess withdrawals may significantly reduce the total withdrawal base.
				●	Investment restrictions limit available Investment Options under the Contract.
				●	Cannot be combined with any other living benefit rider.

STANDARD CONTRACT OWNER SERVICES (Automatically Available)

NAME OF BENEFIT	PURPOSE	MAXIMUM FEE		BRIEF DESCRIPTION OF RESTRICTIONS/LIMITATIONS
Automatic Asset Rebalancing	Automatically rebalances your Contract Value (either quarterly, semi-annually, or annually) to maintain the percentage allocated to each Investment Option at a pre-set level.	None	●	Cannot be used with the Dollar Cost Averaging option.
			●	This program may not result in profit or protect Contract Owners from loss.
			●	Universal Life may discontinue this service at any time.
Dollar Cost Averaging	Automatically transfers a specific amount of money from any Sub-Account at set intervals (monthly, quarterly, semi-annually, or annually).	None	●	This program may not result in profit or protect Contract Owners from loss.
			●	Universal Life may discontinue this service at any time.
Systematic Withdrawals	Allows you to establish automatic partial withdrawals of $100 or more (on a monthly, quarterly, semi-annual, or annual basis).	None	●	Withdrawals may be subject to surrender charges.
			●	Withdrawals may be taxable and before age 59 ½, subject to tax penalties.
			●	Universal Life may discontinue this service at any time.

Benefits Available [Table Text Block]

NAME OF BENEFIT	PURPOSE	IS THE BENEFIT STANDARD OR OPTIONAL	MAXIMUM FEE		BRIEF DESCRIPTION OF RESTRICTIONS/LIMITATIONS
Standard Death Benefit	Guarantees your Beneficiaries will receive a Death Benefit at least equal to the greatest of: (i) your Contract Value; or (ii) the total of all purchase payments (less an adjustment for partial withdrawals)	Standard (automatically included with the Contract)	No additional charge	●	Partial withdrawals could significantly reduce the benefit possibly by an amount greater than the amount withdrawn.
One-Year Enhanced Death Benefit Option	Provides a Death Benefit equal to the higher of (i) the Standard Death Benefit, or (ii) the highest Contract Value on any Contract Anniversary prior to the Owner’s 86th birthday (less an adjustment for subsequent partial withdrawals, plus purchase payments received).	Optional	0.20% (as an annualized percentage of the Contract Value)	●	Available only at the time of Contract application.
				●	Available only to Contracts with an Owner age 70 or younger on the Date of Issue.
				●	The step-up applies only to Contract Value on Contract Anniversaries prior to the Owner’s 86th birthday
				●	Partial withdrawals could significantly reduce the benefit, possibly by an amount greater than the amount withdrawn.
Principal Protection Rider	Guarantees that your Contract Value will at least equal your Guaranteed Future Value, adjusted for partial withdrawals, regardless of the performance of the Sub-Accounts you select.	Optional	2.35% (as an annual percentage of the Guaranteed Future Value on rider anniversary)	●	No longer available for purchase.
				●	Guaranteed Future Value date is 13 or 15 years after you elect the rider.
				●	Partial withdrawals may reduce the Guaranteed Future Value, possibly by an amount greater than the amount withdrawn.
				●	Investment restrictions limit available Investment Options under the Contract.
				●	Cannot be combined with any other living benefit rider.
Income for Life Rider	Provide a specified annual percentage of the Total Withdrawal Base, regardless of the performance of the Sub-Accounts you select.	Optional	2.50% (as an annual percentage of the Total Withdrawal Base on rider anniversary)	●	No longer available for purchase.
				●	Excess withdrawals may significantly reduce the total withdrawal base.
				●	Investment restrictions limit available Investment Options under the Contract.
				●	Cannot be combined with any other living benefit rider.

STANDARD CONTRACT OWNER SERVICES (Automatically Available)

NAME OF BENEFIT	PURPOSE	MAXIMUM FEE		BRIEF DESCRIPTION OF RESTRICTIONS/LIMITATIONS
Automatic Asset Rebalancing	Automatically rebalances your Contract Value (either quarterly, semi-annually, or annually) to maintain the percentage allocated to each Investment Option at a pre-set level.	None	●	Cannot be used with the Dollar Cost Averaging option.
			●	This program may not result in profit or protect Contract Owners from loss.
			●	Universal Life may discontinue this service at any time.
Dollar Cost Averaging	Automatically transfers a specific amount of money from any Sub-Account at set intervals (monthly, quarterly, semi-annually, or annually).	None	●	This program may not result in profit or protect Contract Owners from loss.
			●	Universal Life may discontinue this service at any time.
Systematic Withdrawals	Allows you to establish automatic partial withdrawals of $100 or more (on a monthly, quarterly, semi-annual, or annual basis).	None	●	Withdrawals may be subject to surrender charges.
			●	Withdrawals may be taxable and before age 59 ½, subject to tax penalties.
			●	Universal Life may discontinue this service at any time.

Operation of Benefit [Text Block]

Death Benefit

The Contract Owner may elect either the Standard Death Benefit, which is available with the Contract at no additional charge, or the One-Year Enhanced Death Benefit Rider, which is offered under the Contract for an additional charge. If no election is made at the time of application, the Death Benefit will be the Standard Death Benefit.

If the Contract Annuitant (or Joint Annuitant) and the Owner are not the same person and such Contract Annuitant dies before the Annuitization Date, the “Death Benefit” section does not apply and contractual rights succeed in the following order:

(1)	If there is a surviving Joint Annuitant, he/she becomes the new Contract Annuitant;

(2)	If there is no surviving Joint Annuitant, the Contract Owner can name a new Annuitant in accordance with applicable requirements of Puerto Rico laws.

Death of Contract Owner/Annuitant

Whether a party to the Contract has certain rights (including the right to receive the Death Benefit) depends on whether certain parties have been named and whether the Contract Owner and the Annuitant are the same person.

In the event of the death of any party to the Contract including, but not limited to, the Contract Owner (or any Joint Owner) and the Annuitant (or any Joint Annuitant), the rights of any remaining parties under the Contract and the heirs of the deceased party with respect to the Contract and payments there under will be subject at all times to the applicable inheritance laws of the Commonwealth of Puerto Rico, including those provisions relating to forced heirs. Any payments required to be made by Universal Life under the Contract (including payment of the Death Benefit) after the death of any party to the Contract will be made by Universal Life in accordance with the applicable inheritance laws of the Commonwealth of Puerto Rico, and any such payments will be processed after Universal Life shall have received proof of death and any legally required court of other documents involving the estate of the deceased party to the Contract. Contract Owners are urged to consult their legal adviser to discuss any implications that Puerto Rico inheritance laws may have with respect to other parties to the Contract and with respect to the prospective heirs of such Contract Owner.

If a Contract Owner (including a Joint Owner) who is also the Annuitant dies before the Annuitization Date, a Death Benefit is payable to the surviving Joint Owner.

If there is no surviving Joint Owner, the Death Benefit is payable to the Beneficiary. Multiple Beneficiaries will share the Death Benefit equally unless otherwise specified.

If no Beneficiaries survive the Contract Owner/Annuitant, the Contingent Beneficiary receives the Death Benefit. Multiple Contingent Beneficiaries will share the Death Benefit equally unless otherwise specified.

If no Contingent Beneficiaries survive the Contract Owner/Annuitant, the last surviving Contract Owner’s estate will receive the Death Benefit.

If the Contract Owner/Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.

Death Benefit Payment

The recipient of the Death Benefit may elect to receive the Death Benefit:

(1)	in a lump sum;

(2)	as an annuity for life (or for life expectancy);

(3)	in a 5 year Settlement Contract; or

(4)	in any other manner permitted by law and approved by Universal Life.

The Death Benefit Option selected will not impact the calculation of the Death Benefit.

Universal Life will pay (or will begin to pay) the Death Benefit within 30 days of receiving proof of death, instructions as to the payment of the Death Benefit and any other documents that may be required by Universal Life and/or under applicable Puerto Rico laws in good order.

Standard Death Benefit

If the Owner dies prior to the Annuitization Date and the total of all purchase payments made to the Contract is less than or equal to $3,000,000, the Standard Death Benefit will be the greatest of:

(1)	the Contract Value; or

(2)	the total of all purchase payments, less an adjustment for partial withdrawals.

The adjustment for amounts withdrawn will reduce the total of all purchase payments in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).

Standard Death Benefit Example 1:

a)	Total purchase payments = $100,000

b)	Contract Value at time of death = $80,000

c)	Contract Value before amounts withdrawn $83,000

d)	Amounts withdrawn = $10,000

e)	Amounts withdrawn in % = 12.04%

f)	Death Benefit adjusted by 12.04%; the same proportion that the Contract Value was adjusted for when the partial withdrawal(s) took place.

Death Benefit Amount = $87,960

Calculation for Standard Death Benefit:

●	Amounts withdrawn / Contract Value before amounts withdrawn = $10,000 / $83,000 = 12.04%

●	Total purchase payments – Proportion of adjustment = $100,000 – 12.04% = $87,960

If the Owner dies prior to the Annuitization Date and the total of all purchase payments made to the Contract is greater than $3,000,000, the Standard Death Benefit will be determined using the following formula:

A x F + B (1 - F), where

A = the greatest of:

(1)	the Contract Value; or

(2)	the total of all purchase payments, less an adjustment for partial withdrawals.

The adjustment for amounts withdrawn will reduce the total of all purchase payments in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).

B = the Contract Value; and

F = the ratio of $3,000,000 to the total of all purchase payments made to the Contract.

Standard Death Benefit Example 2:

a)	Total purchase payments = $4,000,000

b)	Contract Value at time of death = $3,800,000

c)	Contract Value before amounts withdrawn $3,830,000

d)	Amounts withdrawn = $170,000

e)	Amounts withdrawn in % = 4.44%

f)	Death Benefit adjusted by 4.44%; the same proportion that the Contract Value was adjusted for when the partial withdrawal(s) took place.

Death Benefit Amount = $3,822,400

Calculation for Standard Death Benefit:

●	Amount withdrawn / Contract Value before amounts withdrawn = $170,000 / $3,830,000 = 4.44%

●	Total purchase payments – Proportion of adjustment = $4,000,000 – 4.44% = $3,822,400.

Calculation for ratio on Contracts over $3,000,000:

●	Standard Death Benefit x ratio of $3,000,000 to total of all purchase payments + Contract Value x (1- ratio of $3,000,000 to total of all purchase payments) = 3,822,400 x 0.75 + $3,800,000 x (1 - 0.75) = $3,816,800

One-Year Enhanced Death Benefit Option

Only at issue for an additional charge equal to an annualized rate of 0.20% of the daily net assets of the Variable Account, an applicant can purchase the One-Year Enhanced Death Benefit Option. This option is only available to Contracts with Owners age 70 or younger on the Date of Issue.

If the Owner dies prior to the Annuitization Date and the total of all purchase payments made to the Contract is less than or equal to $3,000,000, the Death Benefit will be the greatest of:

(1)	the Contract Value;

(2)	the total of all purchase payments, less an adjustment for partial withdrawals; or

(3)	The stepped-up Death Benefit value, which is equal to the highest Contract Value on any Contract Anniversary prior to the Owner’s 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.

The adjustment for amounts withdrawn will reduce items (2) and (3) above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).

One-Year Enhanced Death Benefit Example 1:

a)	Total purchase payments = $100,000

b)	Contract Value at time of death = $80,000

c)	Contract Value before amounts withdrawn = $83,000

d)	Highest Anniversary Value = $120,000

e)	Amounts withdrawn = $10,000

f)	Amounts withdrawn in % = 12.04%

g)	Death Benefit adjusted by 12.04%; the same proportion that the Contract Value was adjusted for when the partial withdrawal(s) took place.

Death Benefit after adjustment of Highest Anniversary Value = $105,552

Calculation:

●	Amounts withdrawn / Contract Value before amounts withdrawn = $10,000 / $83,000 = 12.04%

●	Highest Anniversary Value – Proportion of adjustment = $120,000 – 12.04% = $105,552

If Universal Life does not receive all information necessary to pay the Death Benefit within one year of the Owner death, the Death Benefit will be the greater of (1) or (2) above.

If the Owner dies prior to the Annuitization Date and the total of all purchase payments made to the Contract is greater than $3,000,000, the Death Benefit will be determined using the following formula:

A x F + B (1 - F), where

A = the greatest of:

(1)	the Contract Value;

(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or

(3)	the highest Contract Value on any Contract Anniversary prior to the Owner’s 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.

The adjustment for amounts withdrawn will reduce items (2) and (3) above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).

If Universal Life does not receive all information necessary to pay the Death Benefit within one year of the Owner’s death, the calculation for A above will be the greater of (1) or (2) above.

B = the Contract Value; and

F = the ratio of $3,000,000 to the total of all purchase payments made to the Contract.

One-Year Enhanced Death Benefit Example 2:

a)	Total purchase payments = $4,000,000

b)	Contract Value at time of death = $3,800,000

c)	Contract Value before amounts withdrawn = $3,830,000

d)	Highest Anniversary Value = $4,200,000

e)	Amounts withdrawn = $170,000

f)	Amounts withdrawn in % = 4.44%

g)	Death Benefit adjusted by 4.44%; the same proportion that the Contract Value was adjusted for when the partial withdrawal(s) took place.

Death Benefit after adjustment of highest Anniversary Value = $4,013,520

Calculation for Enhanced Death Benefit:

●	Amounts withdrawn / Contract Value before amounts withdrawn = $170,000 / $3,830,000 = 4.44%

●	Highest Anniversary Value – Proportion of adjustment = $4,200,000 – 4.44% = $4,013,520

Calculation for ratio on Contracts over $3,000,000:

●	Enhanced Death Benefit x ratio of $3,000,000 to total of all purchase payments + Contract Value x (1-ratio of $3,000,000 to total of all purchase payments) = 4,013,520 x 0.75 + $3,800,000 x (1-0.75) = $3,960,140

Item 18. Options Available (N-3) [Text Block]

APPENDIX A

Investment Options Available Under the Contract

The following is a list of Investment Options available under the Contract. The current expenses and performance information below reflects Contract fees and expenses that are paid by each investor. Depending on the optional benefits you choose, you may not be able to invest in certain Investment Options.

Each Investment Option’s past performance is not necessarily an indication of future performance.

Type/ Investment Objective	Investment Option Adviser/Subadviser	Current Expenses(1) “(excluding optional benefit expenses)”	Average Annual Total Returns(1) (as of 12/31/23)
			1 year	5 year	10 year
Asset Allocation	Universal VIA Asset Allocation – Growth Portfolio Adviser: Universal Financial Services; Subadviser (Portfolio Construction Manager): Morningstar Investment Management LLC	2.97%	15.97%	8.97%	6.33%
Asset Allocation	Universal VIA Asset Allocation – Moderate Growth Portfolio Adviser: Universal Financial Services; Subadviser (Portfolio Construction Manager): Morningstar Investment Management LLC	2.72%	13.38%	6.96%	5.20%
Asset Allocation	Universal VIA Asset Allocation – Moderate Portfolio Adviser: Universal Financial Services; Subadviser (Portfolio Construction Manager): Morningstar Investment Management LLC	2.66%	10.07%	3.98%	3.61%
Asset Allocation	Universal VIA Asset Allocation – Conservative Portfolio Adviser: Universal Financial Services; Subadviser (Portfolio Construction Manager): Morningstar Investment Management LLC	2.70%	9.13%	2.69%	2.71%
Asset Allocation	Universal VIA Asset Allocation – International Growth Portfolio Adviser: Universal Financial Services; Subadviser (Portfolio Construction Manager): Morningstar Investment Management LLC	3.91%	11.84%	5.82%	2.67%
Money Market	Universal VIA – Money Market Portfolio Adviser: Universal Financial Services	3.82%	4.76%	1.68%	0.97%

(1)	These expenses and Total Returns are for the B Class of shares with a 1.40% Variable Account Charge and do not reflect the additional charge for the One-Year Enhanced Death Benefit Option.

Investment Restrictions

If you elected the Principal Protection rider or the Income for Life rider, which are both no longer available for purchase, your Contract is subject to investment restrictions which limit the available Investment Options. The available Investment Options for each benefit are listed below.

●	Moderate Portfolio	●	Conservative Portfolio	●	Money Market Portfolio

Investment Option Expenses and Performance (N-3) [Table Text Block]

Type/ Investment Objective	Investment Option Adviser/Subadviser	Current Expenses(1) “(excluding optional benefit expenses)”	Average Annual Total Returns(1) (as of 12/31/23)
			1 year	5 year	10 year
Asset Allocation	Universal VIA Asset Allocation – Growth Portfolio Adviser: Universal Financial Services; Subadviser (Portfolio Construction Manager): Morningstar Investment Management LLC	2.97%	15.97%	8.97%	6.33%
Asset Allocation	Universal VIA Asset Allocation – Moderate Growth Portfolio Adviser: Universal Financial Services; Subadviser (Portfolio Construction Manager): Morningstar Investment Management LLC	2.72%	13.38%	6.96%	5.20%
Asset Allocation	Universal VIA Asset Allocation – Moderate Portfolio Adviser: Universal Financial Services; Subadviser (Portfolio Construction Manager): Morningstar Investment Management LLC	2.66%	10.07%	3.98%	3.61%
Asset Allocation	Universal VIA Asset Allocation – Conservative Portfolio Adviser: Universal Financial Services; Subadviser (Portfolio Construction Manager): Morningstar Investment Management LLC	2.70%	9.13%	2.69%	2.71%
Asset Allocation	Universal VIA Asset Allocation – International Growth Portfolio Adviser: Universal Financial Services; Subadviser (Portfolio Construction Manager): Morningstar Investment Management LLC	3.91%	11.84%	5.82%	2.67%
Money Market	Universal VIA – Money Market Portfolio Adviser: Universal Financial Services	3.82%	4.76%	1.68%	0.97%

(1)	These expenses and Total Returns are for the B Class of shares with a 1.40% Variable Account Charge and do not reflect the additional charge for the One-Year Enhanced Death Benefit Option.

Some Investments Not Available for all Benefits (N-3) [Text Block]

Investment Restrictions

If you elected the Principal Protection rider or the Income for Life rider, which are both no longer available for purchase, your Contract is subject to investment restrictions which limit the available Investment Options. The available Investment Options for each benefit are listed below.

●	Moderate Portfolio	●	Conservative Portfolio	●	Money Market Portfolio

Investment Option Available Benefits (N-3) [Table Text Block]
●	Moderate Portfolio	●	Conservative Portfolio	●	Money Market Portfolio

Item 19. Additional Information About Investment Options (N-3) [Text Block]

APPENDIX B

Additional Information About the Investment Options

List of Underlying Funds

The following lists contain the names of the underlying funds in which the Sub-Accounts may invest, as of the date hereof and it is subject to change from time to time. For a summary of the respective investment objectives and principal investment strategies, expenses and risks of each underlying fund, please refer to the information about such underlying fund which is contained in that underlying fund’s prospectus, available at https://www.transamerica.com/investments-fund-center.

Growth Portfolio:

Transamerica Capital Growth I2
Transamerica Emerging Market Opps I2
Transamerica Energy Infrastructure I2
Transamerica International Equity I2
Transamerica International Growth I2
Transamerica International Sm Cp Val I2
Transamerica International Stock I2
Transamerica Large Cap Value I2
Transamerica Mid Cap Growth I2
Transamerica Mid Cap Value Opps I2
Transamerica Small Cap Growth I2
Transamerica Small Cap Value I2
Transamerica Sustainable Equity Inc I2
Transamerica US Growth I2

Moderate Growth Portfolio:

Transamerica Bond I2
Transamerica Capital Growth I2
Transamerica Core Bond I2
Transamerica Emerging Markets Debt I2
Transamerica Emerging Markets Opps I2
Transamerica Energy Infrastructure I2
Transamerica High Yield Bond I2
Transamerica Inflation Opps I2
Transamerica International Equity I2
Transamerica International Growth I2
Transamerica International Sm Cp Val I2
Transamerica International Stock I2
Transamerica Large Cap Value I2
Transamerica Mid Cap Growth I2
Transamerica Mid Cap Value Opps I2
Transamerica Short-Term Bond I2
Transamerica Small Cap Growth I2
Transamerica Small Cap Value I2
Transamerica Sustainable Equity Inc I2
Transamerica US Growth I2

Moderate Portfolio:

Transamerica Bond I2
Transamerica Capital Growth I2
Transamerica Core Bond I2
Transamerica Emerging Markets Debt I2
Transamerica Emerging Markets Opps I2
Transamerica Energy Infrastructure I2
Transamerica Inflation Opps I2
Transamerica International Equity I2
Transamerica International Growth I2
Transamerica International Sm Cp Val I2
Transamerica International Stock I2
Transamerica Large Cap Value I2
Transamerica Mid Cap Growth I2
Transamerica Mid Cap Value Opps I2
Transamerica Short-Term Bond I2
Transamerica Small Cap Growth I2
Transamerica Small Cap Value I2
Transamerica Sustainable Equity In I2
Transamerica US Growth I2

Conservative Portfolio:

Transamerica Bond I2
Transamerica Capital Growth I2
Transamerica Core Bond I2
Transamerica Emerging Markets Debt I2
Transamerica Emerging Markets Opps I2
Transamerica Energy Infrastructure I2
Transamerica Inflation Opps I2
Transamerica International Equity I2
Transamerica International Growth I2
Transamerica International Sm Cp Val I2
Transamerica International Stock I2
Transamerica Large Cap Value I2
Transamerica Mid Cap Growth I2
Transamerica Mid Cap Value Opps I2
Transamerica Short-Term Bond I2
Transamerica Small Cap Growth I2
Transamerica Small Cap Value I2
Transamerica Sustainable Equity Inc I2
Transamerica US Growth I2

International Growth Portfolio:

Transamerica Emerging Markets Opps I2
Transamerica International Equity I2
Transamerica International Growth I2
Transamerica International Sm Cp Val I2
Transamerica International Stock I2

Money Market Portfolio:

Transamerica Government Money Market Fund I2

Risk Factors

The value of your purchase payments invested in the various Sub-Accounts in your Contract are not guaranteed and will increase and decrease according to the investment performance of the underlying mutual funds. You assume the investment risk of the purchase payments allocated to the various Sub-Accounts in your Contract. You should review the investment objectives of each Sub-Account carefully before allocating purchase payments to any Sub-Accounts.

Value of Investments in Underlying Mutual Funds

An investment in any of the Sub-Accounts carries with it certain risks, including the risk that the value of the investments in mutual funds through the Sub-Account, will decline and you could lose money. This could happen if the financial investment markets as a whole decline in value or if the investments made by a mutual fund held by a Sub-Account in which you have invested declines in value. You should review the prospectuses of the underlying mutual funds carefully and analyze the risk factors disclosed therein that are applicable to each Sub-Account. Some of such risks are as follows:

Equity Risk – Common stocks and other similar equity securities are the riskiest investments in a company and they fluctuate more in value than bonds. An underlying mutual fund could lose all of its investment in a company’s stock.

Industry Concentration Risk – Certain underlying mutual funds may concentrate their investments in a given industry or business segment. Such concentration may increase such underlying mutual fund’s costs or fluctuations in the value of its investment portfolio.

Credit and Interest Rate Risks – The underlying mutual funds may invest in bonds and other income-producing securities, such as preferred stock. These securities are subject to credit risk and interest rate risk. Credit risk is the risk that an issuer of a bond or other income-producing security will not make interest or principal payments when they are due. Even if an issuer does not default on a payment, a bond’s value may decline if the market anticipates that the issuer has become less able or less willing, to make payments on time. Even high quality bonds are subject to some credit risk. However, credit risk is higher for lower quality bonds. The value of bonds generally can be expected to fall when interest rates rise. Interest rate risk is the risk that interest rates will raise, so that value of an underlying mutual fund’s investments in bonds will fall. The impact of changes in the general level of interest rates on lower quality bonds may be greater than the impact on higher quality bonds.

Non-Diversification Risk – Certain underlying mutual funds may be non-diversified. Non-diversification risk is the risk that large positions in a small number of issuers may cause greater fluctuations on the underlying fund’s Net Asset Value as a result of changes in the market’s assessment of the financial condition of such issuers.

Foreign Securities Risk – Certain underlying mutual funds invest primarily in American Depositary Receipts (“ADRs”) representing interest in foreign issuers. While ADRs are not necessarily denominated in the currencies of the foreign securities they represent, they are subject to many of the risks associated with foreign securities. Such risks can increase the chances that the applicable underlying mutual funds will lose money. These risks include difficulty in pricing securities, defaults on foreign government securities, difficulties enforcing favorable judgments in foreign courts and political and social instability. The issuers of unsponsored depositary receipts are not obligated to disclose material information in the United States. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts.

Illiquid Securities – Some of the underlying mutual funds may invest some of their funds in illiquid securities. Illiquid securities face the risk that they may not be readily sold, particularly at times when it is advisable to avoid losses.

Commodities – To the extent the portfolio invest in commodities or instruments whose performance is linked to the price of an underlying commodity or commodity index, the portfolio will be subject to the risks of investing in commodities, including regulatory, economic and political developments, weather events and natural disasters and market disruptions. The portfolio’s investment exposure to the commodities markets may subject the portfolio to greater volatility than investments in more traditional securities, such as stocks and bonds. Commodities and commodity-linked investments may be less liquid than other investments. Commodity-linked investments are subject to the credit risks associated with the issuer, and their values may decline substantially if the issuer’s creditworthiness deteriorates.

Counterparty – The portfolio will be subject to credit risk (that is, where changes in an issuer’s financial strength or credit rating may affect an instrument’s value) with respect to the amount it expects to receive from counterparties to derivatives, repurchase agreements and other financial contracts entered into by the portfolio or held by special purpose or structured vehicles. If counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the value of your investment in the portfolio may decline. In addition, the fund may incur costs and may be hindered or delayed in enforcing its rights against a counterparty. These risks may be greater to the extent a fund has more contractual exposure to a counterparty.

Currency – The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could reduce or eliminate investment gains or add to investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

Derivatives – Using derivatives exposes the portfolio to additional risks and can increase portfolio losses and reduce opportunities for gains when market prices, interest rates or the derivatives themselves behave in a way not anticipated by the portfolio. Using derivatives also can have a leveraging effect and increase portfolio volatility. The portfolio may also have to sell assets at inopportune times to satisfy its obligations. Derivatives may be difficult to sell, unwind or value and the counterparty may default on its obligations to the portfolio. The portfolio’s investments in derivative instruments may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. The U.S. government is in the process of adopting and implementing regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements. The ultimate impact of the regulations remains unclear. Additional regulation of derivatives may make them more costly, may limit their availability, may disrupt markets or may otherwise adversely affect their value or performance.

Emerging Markets – Investments in the securities of issuers located in or principally doing business in emerging markets are subject to foreign investments risks. These risks are greater for investments in issuers in emerging market countries. Emerging market countries tend to have economic, political and legal systems that are less fully developed and are less stable than those of more developed countries. Emerging market securities are often particularly sensitive to market movements because their market prices tend to reflect speculative expectations. Low trading volumes may result in a lack of liquidity and in extreme price volatility.

Fixed-Income Securities – The market prices of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the market value of a fixed income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. When market prices fall, the value of your investment will go down. The value of your investment will generally go down when interest rates rise. Interest rates have been at historically low levels, so the portfolio faces a heightened risk that interest rates may rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.

Manager – The portfolio is subject to the risk that the Portfolio Construction Manager’s judgments and investment decisions, as well as the methods, tools, resources, information and data, and the analyses employed or relied on by the Portfolio Construction Manager to make those judgments and decisions may be incorrect or otherwise may not produce the desired results. This could cause the portfolio to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

Market – The market prices of the portfolio’s securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, armed conflicts, economic sanctions, cybersecurity events, investor sentiment, global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the portfolio’s securities and assets fall, the value of your investment will go down. Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the portfolio’s investments may go down. In recent years, the COVID-19 pandemic, the large expansion of government deficits and debt as a result of government actions to mitigate the effects of the pandemic, the Russian invasion of Ukraine and the rise of inflation have resulted in extreme volatility in the global economy and in global financial markets. These events could be prolonged and could continue to adversely affect the value and liquidity of the portfolio’s investments, impair the portfolio’s ability to satisfy redemption requests, and negatively impact the portfolio’s performance.

REITs – Investing in real estate investment trusts (“REITs”) involves unique risks. When the portfolio invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the portfolio will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. REITs are subject to a number of highly technical tax-related rules and requirements; and the failure to qualify as a REIT could result in corporate-level taxation, significantly reducing the return on an investment to the portfolio.

Risk Factors Applicable to ALL FIVE of the Asset Allocation Portfolios. In addition to the risk factors discussed above, the Growth, Moderate Growth, Moderate, Conservative, and International Portfolios may be subject to the following risks:

●	Asset Allocation – The Portfolio Construction Manager allocates the portfolio’s assets among various asset classes and underlying funds. These allocations may be unsuccessful in maximizing the portfolio’s return and/or avoiding investment losses, and may cause the portfolio to underperform.

●	Commodities – To the extent the portfolio invest in commodities or instruments whose performance is linked to the price of an underlying commodity or commodity index, the portfolio will be subject to the risks of investing in commodities, including regulatory, economic and political developments, weather events and natural disasters and market disruptions. The portfolio’s investment exposure to the commodities markets may subject the portfolio to greater volatility than investments in more traditional securities, such as stocks and bonds. Commodities and commodity-linked investments may be less liquid than other investments. Commodity-linked investments are subject to the credit risks associated with the issuer, and their values may decline substantially if the issuer’s creditworthiness deteriorates.

●	Counterparty – The portfolio will be subject to credit risk (that is, where changes in an issuer’s financial strength or credit rating may affect an instrument’s value) with respect to the amount it expects to receive from counterparties to derivatives, repurchase agreements and other financial contracts entered into by the portfolio or held by special purpose or structured vehicles. If counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the value of your investment in the portfolio may decline. In addition, the fund may incur costs and may be hindered or delayed in enforcing its rights against a counterparty. These risks may be greater to the extent a fund has more contractual exposure to a counterparty.

●	Currency – The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could reduce or eliminate investment gains or add to investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

●	Derivatives – Using derivatives exposes the portfolio to additional risks and can increase portfolio losses and reduce opportunities for gains when market prices, interest rates or the derivatives themselves behave in a way not anticipated by the portfolio. Using derivatives also can have a leveraging effect and increase portfolio volatility. The portfolio may also have to sell assets at inopportune times to satisfy its obligations. Derivatives may be difficult to sell, unwind or value and the counterparty may default on its obligations to the portfolio. The portfolio’s investments in derivative instruments may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. The U.S. government is in the process of adopting and implementing regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements. The ultimate impact of the regulations remains unclear. Additional regulation of derivatives may make them more costly, may limit their availability, may disrupt markets or may otherwise adversely affect their value or performance.

●	Emerging Markets – Investments in the securities of issuers located in or principally doing business in emerging markets are subject to foreign investments risks. These risks are greater for investments in issuers in emerging market countries. Emerging market countries tend to have economic, political and legal systems that are less fully developed and are less stable than those of more developed countries. Emerging market securities are often particularly sensitive to market movements because their market prices tend to reflect speculative expectations. Low trading volumes may result in a lack of liquidity and in extreme price volatility.

●	Equity Securities – Equity securities represent an ownership interest in an issuer, rank junior in a company’s capital structure and consequently may entail greater risk of loss than debt securities. Equity securities include common and preferred stocks. Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the equity securities owned by the portfolio fall, the value of your investment in the portfolio will decline.

●	Fixed-Income Securities – The market prices of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the market value of a fixed income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. When market prices fall, the value of your investment will go down. The value of your investment will generally go down when interest rates rise. Interest rates have been at historically low levels, so the portfolio faces a heightened risk that interest rates may rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.

●	Foreign Investments – Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risk. Foreign countries in which the portfolio may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the portfolio’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, political or financial instability or other adverse economic or political developments. Lack of information and weaker accounting standards also may affect the value of these securities.

●	Interest Rate – The value of fixed income securities generally goes down when interest rates rise, and therefore the value of your investment in the portfolio may also go down. Debt securities have varying levels of sensitivity to changes in interest rates. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.

●	Leveraging – The value of your investment may be more volatile to the extent that the portfolio borrows or uses derivatives or other investments that have a leveraging effect on the portfolio. Other risks also will be compounded. This is because leverage generally magnifies the effect of a change in the value of an asset and creates a risk of loss of value on a larger pool of assets than the portfolio would otherwise have had. The use of leverage is considered to be a speculative investment practice and may result in the loss of a substantial amount, and possibly all, of the portfolio’s assets. The portfolio also may have to sell assets at inopportune times to satisfy its obligations.

●	Manager – The portfolio is subject to the risk that the Portfolio Construction Manager’s judgments and investment decisions, as well as the methods, tools, resources, information and data, and the analyses employed or relied on by the Portfolio Construction Manager to make those judgments and decisions may be incorrect or otherwise may not produce the desired results. This could cause the portfolio to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

●	Market – The market prices of the portfolio’s securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factor such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, armed conflicts, economic sanctions, cybersecurity events, investor sentiment, global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the portfolio’s securities and assets fall, the value of your investment will go down. Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the portfolio’s investments may go down. In recent years, the COVID-19 pandemic, the large expansion of government deficits and debt as a result of government actions to mitigate the effects of the pandemic, the Russian invasion of Ukraine and the rise of inflation have resulted in extreme volatility in the global economy and in global financial markets. These events could be prolonged and could continue to adversely affect the value and liquidity of the portfolio’s investments, impair the portfolio’s ability to satisfy redemption requests, and negatively impact the portfolio’s performance.

●	REITs – Investing in real estate investment trusts (“REITs”) involves unique risks. When the portfolio invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the portfolio will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. REITs are subject to a number of highly technical tax-related rules and requirements; and the failure to qualify as a REIT could result in corporate-level taxation, significantly reducing the return on an investment to the portfolio.

●	Underlying Funds – Because the portfolio invests its assets in various underlying funds, its ability to achieve its investment objective depends largely on the performance of the underlying funds in which it invests. Each of the underlying funds in which the portfolio may invest has its own investment risks, and those risks can affect the value of the underlying funds’ shares and therefore the value of the portfolio’s investments. There can be no assurance that the investment objective of any underlying fund will be achieved. To the extent that the portfolio invests more of its assets in one underlying fund than in another, the portfolio will have greater exposure to the risks of that underlying fund. In addition, the portfolio will bear a pro rata portion of the operating expenses of the underlying funds in which it invests. The “Underlying Funds” section of the fund’s prospectus identifies certain risks of each underlying fund.

●	Valuation – The sales price the portfolio could receive for any particular portfolio investment may differ from the portfolio’s valuation of the investment, particularly for securities that trade in thin or volatile markets, that are priced based upon valuations provided by third-party pricing services that use matrix or evaluated pricing systems, or that are valued using a fair value methodology.

Additional Risk Factors Applicable to the Moderate Growth, Moderate, and Conservative Portfolios In addition to the risk factors discussed above, the Moderate Growth, Moderate, and Conservative Portfolios may be subject to the following risks:

●	Credit – If an issuer or other obligor (such as a party providing insurance or other credit enhancement) of a security held by the portfolio or a counterparty to a financial contract with the portfolio defaults or is downgraded, or is perceived to be less creditworthy, or if the value of any underlying assets declines, the value of your investment will typically decline. Below investment grade, high-yield debt securities (commonly known as “junk bonds”) have a higher risk of default and are considered speculative. Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer and will be disproportionately affected by a default, downgrade or perceived decline in creditworthiness.

●	ESG Integration Data – ESG information from third-party data providers may be incomplete, inaccurate or unavailable. There are not currently universally accepted ESG standards or standardized practices for researching, generating, or analyzing ESG data, classifications, screens, and ratings (“ESG Data”). The factors and criteria considered when generating ESG Data and the results of such ESG research may differ widely across third-party ESG Data providers. The evaluation of ESG factors and criteria is often subjective, are often evolving and subject to ongoing refinement, and the third-party ESG Data providers used by the fund may not identify or evaluate every relevant ESG factor and/or criteria with respect to every investment. Due to differences in various countries’ corporate disclosure and financial statement reporting obligations and availability, as well as timeliness of any such available information, a third-party ESG Data provider may not always be successful in identifying material ESG information about a particular company. ESG Data provided by third-party providers may be based on backward-looking analysis and data and may be subject to change in the future. Due to the specialized resources necessary to obtain ESG-related information underlying or related to the ESG Data provided by applicable third-party ESG research firms, the sub-adviser does not independently test or verify the data provided by such firms.

●	Extension – When interest rates rise, repayments of fixed income securities, particularly asset- and mortgage-backed securities, may occur more slowly than anticipated, extending the effective duration of these fixed income securities at below market interest rates and causing their market prices to decline more than they would have declined due to the rise in interest rates alone. This may cause the portfolio’s share price to be more volatile.

●	Floating Rate Loans – Floating rate loans are often made to borrowers whose financial condition is troubled or highly leveraged. These loans frequently are rated below investment grade and are therefore subject to “High-Yield Debt Securities” risk. There is no public market for floating rate loans and the loans may trade infrequently and be subject to wide bid/ask spreads. Many floating rate loans are subject to restrictions on resale. Floating rate loans may have trade settlement periods in excess of seven days, which may result in the fund not receiving proceeds from the sale of a loan for an extended period. As a result, the fund may be subject to greater “Liquidity” risk than a fund that does not invest in floating rate loans and the fund may be constrained in its ability to meet its obligations (including obligations to redeeming shareholders). The lack of an active trading market may also make it more difficult to value floating rate loans. Rising interest rates can lead to increased default rates as payment obligations increase.

●	High-Yield Debt Securities – High-yield debt securities, commonly referred to as “junk bonds,” are securities that are rated below “investment grade” (that is, securities rated below Baa/BBB) or, if unrated, determined to be below investment grade by the sub-adviser. Changes in interest rates, the market’s perception of the issuers and the creditworthiness of the issuers may significantly affect the value of these bonds. Junk bonds are considered speculative, have a higher risk of default, tend to be less liquid and may be more difficult to value than higher grade securities. Junk bonds tend to be volatile and more susceptible to adverse events and negative sentiments.

●	Liquidity – The portfolio may make investments that are illiquid or that become illiquid after purchase. The liquidity and value of investments can deteriorate rapidly and those investments may be difficult or impossible to sell, particularly during times of market turmoil. These illiquid investments may also be difficult to value. If the portfolio is forced to sell an illiquid investment to meet redemption requests or other cash needs, the portfolio may be forced to sell at a loss.

●	Prepayment or Call – Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, the portfolio will not benefit from the rise in market price that normally accompanies a decline in interest rates, and will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security. The portfolio also may lose any premium it paid on the security.

●	U.S. Government Agency Obligations – Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk. Securities issued by agencies and instrumentalities of the U.S. government that are supported by the full faith and credit of the U.S. generally present a lesser degree of credit risk than securities issued by agencies and instrumentalities sponsored by the U.S. government that are supported only by the issuer’s right to borrow from the U.S. Treasury and securities issued by agencies and instrumentalities sponsored by the U.S. government that are supported only by the credit of the issuing agencies. Although the U.S. government has provided financial support to the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”) in the past, there can be no assurance that it will support these or other government sponsored entities in the future.

Additional Risk Factors Applicable to the Conservative Portfolio: In addition to the risk factors discussed above, the Conservative Portfolio may be subject to the following risks:

●	Counterparty – The portfolio will be subject to credit risk (that is, where changes in an issuer’s financial strength or credit rating may affect an instrument’s value) with respect to the amount it expects to receive from counterparties to derivatives, repurchase agreements and other financial contracts entered into by the portfolio or held by special purpose or structured vehicles. If counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the value of your investment in the portfolio may decline. In addition, the fund may incur costs and may be hindered or delayed in enforcing its rights against a counterparty. These risks may be greater to the extent a fund has more contractual exposure to a counterparty.

●	ESG Integration Data – ESG information from third-party data providers may be incomplete, inaccurate or unavailable. There are not currently universally accepted ESG standards or standardized practices for researching, generating, or analyzing ESG data, classifications, screens, and ratings (“ESG Data”). The factors and criteria considered when generating ESG Data and the results of such ESG research may differ widely across third-party ESG Data providers. The evaluation of ESG factors and criteria is often subjective, are often evolving and subject to ongoing refinement, and the third-party ESG Data providers used by the fund may not identify or evaluate every relevant ESG factor and/or criteria with respect to every investment. Due to differences in various countries’ corporate disclosure and financial statement reporting obligations and availability, as well as timeliness of any such available information, a third-party ESG Data provider may not always be successful in identifying material ESG information about a particular company. ESG Data provided by third-party providers may be based on backward-looking analysis and data and may be subject to change in the future. Due to the specialized resources necessary to obtain ESG-related information underlying or related to the ESG Data provided by applicable third-party ESG research firms, the sub-adviser does not independently test or verify the data provided by such firms.

Risk Factors Applicable to the International Growth Portfolio. In addition to the risk factors discussed above, the International Growth Portfolio may be subject to the following risks:

●	Asset Allocation – The Portfolio Construction Manager allocates the portfolio’s assets among various underlying funds. These allocations may be unsuccessful in maximizing the portfolio’s return and/or avoiding investment losses, and may cause the portfolio to underperform other investments with a similar strategy.

●	Cash Management and Defensive Investing – Money market instruments or short-term debt securities held by the portfolio for cash management or defensive investing purposes can fluctuate in value. Like other fixed income securities, they are subject to risk, including market, interest rate and credit risk. If the fund holds cash uninvested, the portfolio will not earn income on the cash and the portfolio’s yield will go down. If a significant amount of the portfolio’s assets are used for cash management or defensive investing purposes, it will be more difficult for the portfolio to achieve its objective.

●	Currency – When the portfolio invests in securities denominated in foreign currencies, the portfolio may incur currency conversion costs and may be affected favorably or unfavorably by changes in the rates of exchange between those currencies and the U.S. dollar. Currency exchange rates can be volatile and are affected by, among other factors, the general economics of a country, the actions of the U.S. and foreign governments or control banks, the imposition of currency controls, and speculation.

●	Emerging Markets – Investing in the securities of issuers located in or principally doing business in emerging markets are subject to foreign securities risks. These risks are greater for investments in emerging markets. Emerging market countries tend to have economic, political and legal systems that are less fully developed and are less stable than those of more advanced countries. Low trading volumes may result in a lack of liquidity and in extreme price volatility.

●	Fixed-Income Securities – The market prices of fixed-income securities may go up or down, sometimes rapidly or unpredictably due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. When market prices fall, the value of investment in the portfolio will go down. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.

If interest rates rise, repayments of fixed-income securities may occur more slowly than anticipated by the market. This may drive the prices of these securities down because their interest rates are lower than the current interest rate and they remain outstanding longer. This is sometimes referred to as extension risk.

Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, the portfolio will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security. This is sometimes referred to as prepayment or call risk.

●	Foreign Securities – Foreign securities are subject to a number of additional risks, including nationalization or expropriation of assets, imposition of currency controls or restrictions, confiscatory taxation, political or financial instability and other adverse economic or political developments. Lack of information and less market regulation also may affect the value of these securities.

●	Increase in Expenses – Actual costs of investing in the portfolio may be higher than expected for a variety of reasons. For example, expense ratios may be higher than expected if average net assets decrease. Net assets are more likely to decrease and the portfolio expense ratios are more likely to increase when markets are volatile.

●	Market – The market prices of the portfolio’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates or currency rates, lack of liquidity in the markets or adverse investor sentiment. Market prices of securities also may go down due to events or conditions that affect particular sectors or issuers. When market prices fall, the value of the portfolio’s investment will go down. The portfolio may experience a substantial or complete loss on any individual security. The recent financial crisis has caused a significant decline in the value and liquidity of many securities. In response to the financial crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support could negatively affect the value and liquidity of certain securities. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.

●	Stocks – Stocks may be volatile – their prices may go up and down dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries, the securities market as a whole or the over-all economy.

●	Underlying Funds – Because the portfolio invests its assets in various underlying funds, its ability to achieve its investment objective depends largely on the performance of the underlying funds in which it invests. Each of the underlying funds in which the portfolio may invest has its own investment risks, and those risks can affect the value of the underlying funds’ shares and therefore the value of the portfolio’s investments. There can be no assurance that the investment objective of any underlying fund will be achieved. To the extent that the portfolio invests more of its assets in one underlying fund than in another, the portfolio will have greater exposure to the risks of that underlying fund. In addition, the portfolio will bear a pro rata portion of the operating expenses of the underlying funds in which it invests.

Risk Factors Applicable to the Money Market Portfolio

An investment in this portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this portfolio, and such loss is more likely in a low interest rate environment.

In addition, you should be aware that there have been a very small number of money market funds in other fund complexes that, in the past, have failed to pay investors $1.00 per share for their investment in those funds (this is referred to as “breaking the buck”), and any money market fund may do so in the future. If a money market fund breaks the buck or if money market funds are perceived to be likely to do so, there could be significant redemptions from money market funds, driving market prices of securities down and making it more difficult for the portfolio to maintain a $1.00 per share Net Asset Value. You should also be aware that Universal and its affiliates are under no obligation to provide financial support to the portfolio or take other measures to ensure that you receive $1.00 per share for your investment in the portfolio. You should not invest in the portfolio with the expectation that any such action will be taken.

There is no assurance that the portfolio will meet its investment objective. The portfolio could underperform short-term debt instruments or other money market funds, or you could lose money, as a result of risks such as:

●	Banking Industry – The portfolio may invest a significant portion of its assets in obligations that are issued or backed by U.S. and non-U.S. banks and other financial services companies, and thus will be more susceptible to negative events affecting the worldwide financial services sector. Banks are sensitive to changes in money market and general economic conditions. Banks are highly regulated. Decisions by regulators may limit the loans banks make and the interest rates and fees they charge, and may reduce bank profitability.

●	Credit – An issuer or other obligor (such as a party providing insurance or other credit enhancement) of a security held by the portfolio or a counterparty to a financial contract with the fund may default or its credit may be downgraded, or the value of assets underlying a security may decline.

●	Currency – The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could reduce or eliminate investment gains or add to investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

●	Foreign Investments – Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risk. Foreign countries in which the portfolio may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the portfolio’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, political or financial instability or other adverse economic or political developments. Lack of information and weaker accounting standards also may affect the value of these securities.

●	Interest Rate – The interest rates on short-term obligations held in the portfolio will vary, rising or falling with short-term interest rates generally. Interest rates in the United States have recently risen after being at historically low levels. The portfolio’s yield will tend to lag behind general changes in interest rates. A general rise in interest rates may cause investors to sell fixed-income securities on a large scale, which could adversely affect the price and liquidity of fixed-income securities and could also result in increased redemptions from the fund. The U.S. Federal Reserve has raised interest rates from historically low levels. Any additional interest rate increases in the future may cause the value of fixed-income securities to decrease. During periods of extremely low or negative short-term interest rates, the fund may not be able to maintain a positive yield or total return or be able to preserve the value of your investment at $1.00 per share.

●	Liquidity – The portfolio may make investments that are illiquid or that become illiquid after purchase. The liquidity and value of investments can deteriorate rapidly and those investments may be difficult or impossible to sell, particularly during times of market turmoil. These illiquid investments may also be difficult to value. If the portfolio is forced to sell an illiquid investment to meet redemption requests or other cash needs, the portfolio may be forced to sell at a loss.

●	Manager – The underlying fund is actively managed by such fund’s sub-adviser. Consequently, the underlying fund is subject to the risk that the methods and analyses employed by the sub-adviser may not produce the desired results.

●	Market – Factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, armed conflicts, economic sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, lack of liquidity or other disruptions in the bond markets, or other adverse market events and conditions could cause the value of an investment in the portfolio, or its yield, to decline. While the portfolio seeks to maintain a $1.00 share price, when market prices fall, the value of an investment in the portfolio could go down. Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the portfolio’s investments may go down. Raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the fund’s investments and the fund’s ability to preserve the value of your investment at $1.00 per share, and generally for economies and markets in the U.S. and elsewhere.

●	Government Money Market Fund – Government Money Market Funds use special pricing and valuation conventions that currently facilitate a stable share price of $1.00, although there is no guarantee that a fund will be able to maintain a $1.00 share price. Circumstances could arise that would prevent the payment of interest or principal on U.S. government securities, which could adversely affect their value and the fund’s ability to preserve the value of your investment at $1.00 per share. Recent changes in the rules governing money market funds are likely to result in an increased demand for U.S. government securities, which could affect the availability of such instruments for investment and the fund’s ability to pursue its investment strategies.

●	Portfolio Selection – The underlying fund’s sub-adviser’s judgment about the quality, relative yield or value of, or market trends affecting, a particular security or sector, or about interest rates, may be incorrect.

●	Redemption – The portfolio may experience periods of heavy redemptions that could cause the portfolio to liquidate its assets at inopportune times or at a loss or depressed value, and that could affect the portfolio’s ability to maintain a $1.00 share price. Redemption risk is greater to the extent that the underlying fund has investors with large shareholdings, short investment horizons, or unpredictable cash flow needs. The redemption by one or more large shareholders of their holdings in the underlying fund could have an adverse impact on the remaining shareholders in the fund. In addition, the underlying fund may suspend redemptions when permitted by applicable regulations.

●	Repurchase Agreements – If the other party to a repurchase agreement defaults on its obligation, the portfolio may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value declines, the portfolio could lose money. If the seller becomes insolvent and subject to liquidation or reorganization under applicable bankruptcy or other laws, the portfolio’s ability to dispose of the underlying securities may be restricted.

●	U.S. Government Securities – Securities backed by the Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the financial condition or credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent the payment of interest or principal. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government. U.S. government securities are subject to market risk, interest rate risk and credit risk.

●	Yield – The amount of income received by the portfolio will go up or down depending on day-to-day variations in short-term interest rates, and when interest rates are very low the portfolio’s expenses could absorb all or a significant portion of the portfolio’s income. If interest rates increase, the portfolio’s yield may not increase proportionately. For example, Transamerica Asset Management (“TAM”) or its affiliates may discontinue any temporary voluntary fee limitation or recoup amounts previously waived or reimbursed. In addition, the recent adoption of more stringent regulations governing the management of money market funds could have a negative effect on yields.

The information below provides some indication of the risks of investing in the Variable Account by showing changes in the Investment Option’s performance from year to year, and by showing how the Investment Option’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. Each Portfolio’s past performance is not necessarily an indication of how the Investment Option will perform in the future.

Performance reflects Contract fees and expenses that are paid by each investor. This performance does not reflect optional benefit expenses.

Principal Risks of Investing (N-3) [Text Block]

Risk Factors

The value of your purchase payments invested in the various Sub-Accounts in your Contract are not guaranteed and will increase and decrease according to the investment performance of the underlying mutual funds. You assume the investment risk of the purchase payments allocated to the various Sub-Accounts in your Contract. You should review the investment objectives of each Sub-Account carefully before allocating purchase payments to any Sub-Accounts.

Value of Investments in Underlying Mutual Funds

An investment in any of the Sub-Accounts carries with it certain risks, including the risk that the value of the investments in mutual funds through the Sub-Account, will decline and you could lose money. This could happen if the financial investment markets as a whole decline in value or if the investments made by a mutual fund held by a Sub-Account in which you have invested declines in value. You should review the prospectuses of the underlying mutual funds carefully and analyze the risk factors disclosed therein that are applicable to each Sub-Account. Some of such risks are as follows:

Equity Risk – Common stocks and other similar equity securities are the riskiest investments in a company and they fluctuate more in value than bonds. An underlying mutual fund could lose all of its investment in a company’s stock.

Industry Concentration Risk – Certain underlying mutual funds may concentrate their investments in a given industry or business segment. Such concentration may increase such underlying mutual fund’s costs or fluctuations in the value of its investment portfolio.

Credit and Interest Rate Risks – The underlying mutual funds may invest in bonds and other income-producing securities, such as preferred stock. These securities are subject to credit risk and interest rate risk. Credit risk is the risk that an issuer of a bond or other income-producing security will not make interest or principal payments when they are due. Even if an issuer does not default on a payment, a bond’s value may decline if the market anticipates that the issuer has become less able or less willing, to make payments on time. Even high quality bonds are subject to some credit risk. However, credit risk is higher for lower quality bonds. The value of bonds generally can be expected to fall when interest rates rise. Interest rate risk is the risk that interest rates will raise, so that value of an underlying mutual fund’s investments in bonds will fall. The impact of changes in the general level of interest rates on lower quality bonds may be greater than the impact on higher quality bonds.

Non-Diversification Risk – Certain underlying mutual funds may be non-diversified. Non-diversification risk is the risk that large positions in a small number of issuers may cause greater fluctuations on the underlying fund’s Net Asset Value as a result of changes in the market’s assessment of the financial condition of such issuers.

Foreign Securities Risk – Certain underlying mutual funds invest primarily in American Depositary Receipts (“ADRs”) representing interest in foreign issuers. While ADRs are not necessarily denominated in the currencies of the foreign securities they represent, they are subject to many of the risks associated with foreign securities. Such risks can increase the chances that the applicable underlying mutual funds will lose money. These risks include difficulty in pricing securities, defaults on foreign government securities, difficulties enforcing favorable judgments in foreign courts and political and social instability. The issuers of unsponsored depositary receipts are not obligated to disclose material information in the United States. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts.

Illiquid Securities – Some of the underlying mutual funds may invest some of their funds in illiquid securities. Illiquid securities face the risk that they may not be readily sold, particularly at times when it is advisable to avoid losses.

Commodities – To the extent the portfolio invest in commodities or instruments whose performance is linked to the price of an underlying commodity or commodity index, the portfolio will be subject to the risks of investing in commodities, including regulatory, economic and political developments, weather events and natural disasters and market disruptions. The portfolio’s investment exposure to the commodities markets may subject the portfolio to greater volatility than investments in more traditional securities, such as stocks and bonds. Commodities and commodity-linked investments may be less liquid than other investments. Commodity-linked investments are subject to the credit risks associated with the issuer, and their values may decline substantially if the issuer’s creditworthiness deteriorates.

Counterparty – The portfolio will be subject to credit risk (that is, where changes in an issuer’s financial strength or credit rating may affect an instrument’s value) with respect to the amount it expects to receive from counterparties to derivatives, repurchase agreements and other financial contracts entered into by the portfolio or held by special purpose or structured vehicles. If counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the value of your investment in the portfolio may decline. In addition, the fund may incur costs and may be hindered or delayed in enforcing its rights against a counterparty. These risks may be greater to the extent a fund has more contractual exposure to a counterparty.

Currency – The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could reduce or eliminate investment gains or add to investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

Derivatives – Using derivatives exposes the portfolio to additional risks and can increase portfolio losses and reduce opportunities for gains when market prices, interest rates or the derivatives themselves behave in a way not anticipated by the portfolio. Using derivatives also can have a leveraging effect and increase portfolio volatility. The portfolio may also have to sell assets at inopportune times to satisfy its obligations. Derivatives may be difficult to sell, unwind or value and the counterparty may default on its obligations to the portfolio. The portfolio’s investments in derivative instruments may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. The U.S. government is in the process of adopting and implementing regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements. The ultimate impact of the regulations remains unclear. Additional regulation of derivatives may make them more costly, may limit their availability, may disrupt markets or may otherwise adversely affect their value or performance.

Emerging Markets – Investments in the securities of issuers located in or principally doing business in emerging markets are subject to foreign investments risks. These risks are greater for investments in issuers in emerging market countries. Emerging market countries tend to have economic, political and legal systems that are less fully developed and are less stable than those of more developed countries. Emerging market securities are often particularly sensitive to market movements because their market prices tend to reflect speculative expectations. Low trading volumes may result in a lack of liquidity and in extreme price volatility.

Fixed-Income Securities – The market prices of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the market value of a fixed income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. When market prices fall, the value of your investment will go down. The value of your investment will generally go down when interest rates rise. Interest rates have been at historically low levels, so the portfolio faces a heightened risk that interest rates may rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.

Manager – The portfolio is subject to the risk that the Portfolio Construction Manager’s judgments and investment decisions, as well as the methods, tools, resources, information and data, and the analyses employed or relied on by the Portfolio Construction Manager to make those judgments and decisions may be incorrect or otherwise may not produce the desired results. This could cause the portfolio to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

Market – The market prices of the portfolio’s securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, armed conflicts, economic sanctions, cybersecurity events, investor sentiment, global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the portfolio’s securities and assets fall, the value of your investment will go down. Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the portfolio’s investments may go down. In recent years, the COVID-19 pandemic, the large expansion of government deficits and debt as a result of government actions to mitigate the effects of the pandemic, the Russian invasion of Ukraine and the rise of inflation have resulted in extreme volatility in the global economy and in global financial markets. These events could be prolonged and could continue to adversely affect the value and liquidity of the portfolio’s investments, impair the portfolio’s ability to satisfy redemption requests, and negatively impact the portfolio’s performance.

REITs – Investing in real estate investment trusts (“REITs”) involves unique risks. When the portfolio invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the portfolio will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. REITs are subject to a number of highly technical tax-related rules and requirements; and the failure to qualify as a REIT could result in corporate-level taxation, significantly reducing the return on an investment to the portfolio.

Risk Factors Applicable to ALL FIVE of the Asset Allocation Portfolios. In addition to the risk factors discussed above, the Growth, Moderate Growth, Moderate, Conservative, and International Portfolios may be subject to the following risks:

●	Asset Allocation – The Portfolio Construction Manager allocates the portfolio’s assets among various asset classes and underlying funds. These allocations may be unsuccessful in maximizing the portfolio’s return and/or avoiding investment losses, and may cause the portfolio to underperform.

●	Commodities – To the extent the portfolio invest in commodities or instruments whose performance is linked to the price of an underlying commodity or commodity index, the portfolio will be subject to the risks of investing in commodities, including regulatory, economic and political developments, weather events and natural disasters and market disruptions. The portfolio’s investment exposure to the commodities markets may subject the portfolio to greater volatility than investments in more traditional securities, such as stocks and bonds. Commodities and commodity-linked investments may be less liquid than other investments. Commodity-linked investments are subject to the credit risks associated with the issuer, and their values may decline substantially if the issuer’s creditworthiness deteriorates.

●	Counterparty – The portfolio will be subject to credit risk (that is, where changes in an issuer’s financial strength or credit rating may affect an instrument’s value) with respect to the amount it expects to receive from counterparties to derivatives, repurchase agreements and other financial contracts entered into by the portfolio or held by special purpose or structured vehicles. If counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the value of your investment in the portfolio may decline. In addition, the fund may incur costs and may be hindered or delayed in enforcing its rights against a counterparty. These risks may be greater to the extent a fund has more contractual exposure to a counterparty.

●	Currency – The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could reduce or eliminate investment gains or add to investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

●	Derivatives – Using derivatives exposes the portfolio to additional risks and can increase portfolio losses and reduce opportunities for gains when market prices, interest rates or the derivatives themselves behave in a way not anticipated by the portfolio. Using derivatives also can have a leveraging effect and increase portfolio volatility. The portfolio may also have to sell assets at inopportune times to satisfy its obligations. Derivatives may be difficult to sell, unwind or value and the counterparty may default on its obligations to the portfolio. The portfolio’s investments in derivative instruments may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. The U.S. government is in the process of adopting and implementing regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements. The ultimate impact of the regulations remains unclear. Additional regulation of derivatives may make them more costly, may limit their availability, may disrupt markets or may otherwise adversely affect their value or performance.

●	Emerging Markets – Investments in the securities of issuers located in or principally doing business in emerging markets are subject to foreign investments risks. These risks are greater for investments in issuers in emerging market countries. Emerging market countries tend to have economic, political and legal systems that are less fully developed and are less stable than those of more developed countries. Emerging market securities are often particularly sensitive to market movements because their market prices tend to reflect speculative expectations. Low trading volumes may result in a lack of liquidity and in extreme price volatility.

●	Equity Securities – Equity securities represent an ownership interest in an issuer, rank junior in a company’s capital structure and consequently may entail greater risk of loss than debt securities. Equity securities include common and preferred stocks. Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the equity securities owned by the portfolio fall, the value of your investment in the portfolio will decline.

●	Fixed-Income Securities – The market prices of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the market value of a fixed income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. When market prices fall, the value of your investment will go down. The value of your investment will generally go down when interest rates rise. Interest rates have been at historically low levels, so the portfolio faces a heightened risk that interest rates may rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.

●	Foreign Investments – Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risk. Foreign countries in which the portfolio may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the portfolio’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, political or financial instability or other adverse economic or political developments. Lack of information and weaker accounting standards also may affect the value of these securities.

●	Interest Rate – The value of fixed income securities generally goes down when interest rates rise, and therefore the value of your investment in the portfolio may also go down. Debt securities have varying levels of sensitivity to changes in interest rates. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.

●	Leveraging – The value of your investment may be more volatile to the extent that the portfolio borrows or uses derivatives or other investments that have a leveraging effect on the portfolio. Other risks also will be compounded. This is because leverage generally magnifies the effect of a change in the value of an asset and creates a risk of loss of value on a larger pool of assets than the portfolio would otherwise have had. The use of leverage is considered to be a speculative investment practice and may result in the loss of a substantial amount, and possibly all, of the portfolio’s assets. The portfolio also may have to sell assets at inopportune times to satisfy its obligations.

●	Manager – The portfolio is subject to the risk that the Portfolio Construction Manager’s judgments and investment decisions, as well as the methods, tools, resources, information and data, and the analyses employed or relied on by the Portfolio Construction Manager to make those judgments and decisions may be incorrect or otherwise may not produce the desired results. This could cause the portfolio to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

●	Market – The market prices of the portfolio’s securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factor such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, armed conflicts, economic sanctions, cybersecurity events, investor sentiment, global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the portfolio’s securities and assets fall, the value of your investment will go down. Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the portfolio’s investments may go down. In recent years, the COVID-19 pandemic, the large expansion of government deficits and debt as a result of government actions to mitigate the effects of the pandemic, the Russian invasion of Ukraine and the rise of inflation have resulted in extreme volatility in the global economy and in global financial markets. These events could be prolonged and could continue to adversely affect the value and liquidity of the portfolio’s investments, impair the portfolio’s ability to satisfy redemption requests, and negatively impact the portfolio’s performance.

●	REITs – Investing in real estate investment trusts (“REITs”) involves unique risks. When the portfolio invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the portfolio will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. REITs are subject to a number of highly technical tax-related rules and requirements; and the failure to qualify as a REIT could result in corporate-level taxation, significantly reducing the return on an investment to the portfolio.

●	Underlying Funds – Because the portfolio invests its assets in various underlying funds, its ability to achieve its investment objective depends largely on the performance of the underlying funds in which it invests. Each of the underlying funds in which the portfolio may invest has its own investment risks, and those risks can affect the value of the underlying funds’ shares and therefore the value of the portfolio’s investments. There can be no assurance that the investment objective of any underlying fund will be achieved. To the extent that the portfolio invests more of its assets in one underlying fund than in another, the portfolio will have greater exposure to the risks of that underlying fund. In addition, the portfolio will bear a pro rata portion of the operating expenses of the underlying funds in which it invests. The “Underlying Funds” section of the fund’s prospectus identifies certain risks of each underlying fund.

●	Valuation – The sales price the portfolio could receive for any particular portfolio investment may differ from the portfolio’s valuation of the investment, particularly for securities that trade in thin or volatile markets, that are priced based upon valuations provided by third-party pricing services that use matrix or evaluated pricing systems, or that are valued using a fair value methodology.

Additional Risk Factors Applicable to the Moderate Growth, Moderate, and Conservative Portfolios In addition to the risk factors discussed above, the Moderate Growth, Moderate, and Conservative Portfolios may be subject to the following risks:

●	Credit – If an issuer or other obligor (such as a party providing insurance or other credit enhancement) of a security held by the portfolio or a counterparty to a financial contract with the portfolio defaults or is downgraded, or is perceived to be less creditworthy, or if the value of any underlying assets declines, the value of your investment will typically decline. Below investment grade, high-yield debt securities (commonly known as “junk bonds”) have a higher risk of default and are considered speculative. Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer and will be disproportionately affected by a default, downgrade or perceived decline in creditworthiness.

●	ESG Integration Data – ESG information from third-party data providers may be incomplete, inaccurate or unavailable. There are not currently universally accepted ESG standards or standardized practices for researching, generating, or analyzing ESG data, classifications, screens, and ratings (“ESG Data”). The factors and criteria considered when generating ESG Data and the results of such ESG research may differ widely across third-party ESG Data providers. The evaluation of ESG factors and criteria is often subjective, are often evolving and subject to ongoing refinement, and the third-party ESG Data providers used by the fund may not identify or evaluate every relevant ESG factor and/or criteria with respect to every investment. Due to differences in various countries’ corporate disclosure and financial statement reporting obligations and availability, as well as timeliness of any such available information, a third-party ESG Data provider may not always be successful in identifying material ESG information about a particular company. ESG Data provided by third-party providers may be based on backward-looking analysis and data and may be subject to change in the future. Due to the specialized resources necessary to obtain ESG-related information underlying or related to the ESG Data provided by applicable third-party ESG research firms, the sub-adviser does not independently test or verify the data provided by such firms.

●	Extension – When interest rates rise, repayments of fixed income securities, particularly asset- and mortgage-backed securities, may occur more slowly than anticipated, extending the effective duration of these fixed income securities at below market interest rates and causing their market prices to decline more than they would have declined due to the rise in interest rates alone. This may cause the portfolio’s share price to be more volatile.

●	Floating Rate Loans – Floating rate loans are often made to borrowers whose financial condition is troubled or highly leveraged. These loans frequently are rated below investment grade and are therefore subject to “High-Yield Debt Securities” risk. There is no public market for floating rate loans and the loans may trade infrequently and be subject to wide bid/ask spreads. Many floating rate loans are subject to restrictions on resale. Floating rate loans may have trade settlement periods in excess of seven days, which may result in the fund not receiving proceeds from the sale of a loan for an extended period. As a result, the fund may be subject to greater “Liquidity” risk than a fund that does not invest in floating rate loans and the fund may be constrained in its ability to meet its obligations (including obligations to redeeming shareholders). The lack of an active trading market may also make it more difficult to value floating rate loans. Rising interest rates can lead to increased default rates as payment obligations increase.

●	High-Yield Debt Securities – High-yield debt securities, commonly referred to as “junk bonds,” are securities that are rated below “investment grade” (that is, securities rated below Baa/BBB) or, if unrated, determined to be below investment grade by the sub-adviser. Changes in interest rates, the market’s perception of the issuers and the creditworthiness of the issuers may significantly affect the value of these bonds. Junk bonds are considered speculative, have a higher risk of default, tend to be less liquid and may be more difficult to value than higher grade securities. Junk bonds tend to be volatile and more susceptible to adverse events and negative sentiments.

●	Liquidity – The portfolio may make investments that are illiquid or that become illiquid after purchase. The liquidity and value of investments can deteriorate rapidly and those investments may be difficult or impossible to sell, particularly during times of market turmoil. These illiquid investments may also be difficult to value. If the portfolio is forced to sell an illiquid investment to meet redemption requests or other cash needs, the portfolio may be forced to sell at a loss.

●	Prepayment or Call – Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, the portfolio will not benefit from the rise in market price that normally accompanies a decline in interest rates, and will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security. The portfolio also may lose any premium it paid on the security.

●	U.S. Government Agency Obligations – Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk. Securities issued by agencies and instrumentalities of the U.S. government that are supported by the full faith and credit of the U.S. generally present a lesser degree of credit risk than securities issued by agencies and instrumentalities sponsored by the U.S. government that are supported only by the issuer’s right to borrow from the U.S. Treasury and securities issued by agencies and instrumentalities sponsored by the U.S. government that are supported only by the credit of the issuing agencies. Although the U.S. government has provided financial support to the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”) in the past, there can be no assurance that it will support these or other government sponsored entities in the future.

Additional Risk Factors Applicable to the Conservative Portfolio: In addition to the risk factors discussed above, the Conservative Portfolio may be subject to the following risks:

●	Counterparty – The portfolio will be subject to credit risk (that is, where changes in an issuer’s financial strength or credit rating may affect an instrument’s value) with respect to the amount it expects to receive from counterparties to derivatives, repurchase agreements and other financial contracts entered into by the portfolio or held by special purpose or structured vehicles. If counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the value of your investment in the portfolio may decline. In addition, the fund may incur costs and may be hindered or delayed in enforcing its rights against a counterparty. These risks may be greater to the extent a fund has more contractual exposure to a counterparty.

●	ESG Integration Data – ESG information from third-party data providers may be incomplete, inaccurate or unavailable. There are not currently universally accepted ESG standards or standardized practices for researching, generating, or analyzing ESG data, classifications, screens, and ratings (“ESG Data”). The factors and criteria considered when generating ESG Data and the results of such ESG research may differ widely across third-party ESG Data providers. The evaluation of ESG factors and criteria is often subjective, are often evolving and subject to ongoing refinement, and the third-party ESG Data providers used by the fund may not identify or evaluate every relevant ESG factor and/or criteria with respect to every investment. Due to differences in various countries’ corporate disclosure and financial statement reporting obligations and availability, as well as timeliness of any such available information, a third-party ESG Data provider may not always be successful in identifying material ESG information about a particular company. ESG Data provided by third-party providers may be based on backward-looking analysis and data and may be subject to change in the future. Due to the specialized resources necessary to obtain ESG-related information underlying or related to the ESG Data provided by applicable third-party ESG research firms, the sub-adviser does not independently test or verify the data provided by such firms.

Risk Factors Applicable to the International Growth Portfolio. In addition to the risk factors discussed above, the International Growth Portfolio may be subject to the following risks:

●	Asset Allocation – The Portfolio Construction Manager allocates the portfolio’s assets among various underlying funds. These allocations may be unsuccessful in maximizing the portfolio’s return and/or avoiding investment losses, and may cause the portfolio to underperform other investments with a similar strategy.

●	Cash Management and Defensive Investing – Money market instruments or short-term debt securities held by the portfolio for cash management or defensive investing purposes can fluctuate in value. Like other fixed income securities, they are subject to risk, including market, interest rate and credit risk. If the fund holds cash uninvested, the portfolio will not earn income on the cash and the portfolio’s yield will go down. If a significant amount of the portfolio’s assets are used for cash management or defensive investing purposes, it will be more difficult for the portfolio to achieve its objective.

●	Currency – When the portfolio invests in securities denominated in foreign currencies, the portfolio may incur currency conversion costs and may be affected favorably or unfavorably by changes in the rates of exchange between those currencies and the U.S. dollar. Currency exchange rates can be volatile and are affected by, among other factors, the general economics of a country, the actions of the U.S. and foreign governments or control banks, the imposition of currency controls, and speculation.

●	Emerging Markets – Investing in the securities of issuers located in or principally doing business in emerging markets are subject to foreign securities risks. These risks are greater for investments in emerging markets. Emerging market countries tend to have economic, political and legal systems that are less fully developed and are less stable than those of more advanced countries. Low trading volumes may result in a lack of liquidity and in extreme price volatility.

●	Fixed-Income Securities – The market prices of fixed-income securities may go up or down, sometimes rapidly or unpredictably due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. When market prices fall, the value of investment in the portfolio will go down. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.

If interest rates rise, repayments of fixed-income securities may occur more slowly than anticipated by the market. This may drive the prices of these securities down because their interest rates are lower than the current interest rate and they remain outstanding longer. This is sometimes referred to as extension risk.

Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, the portfolio will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security. This is sometimes referred to as prepayment or call risk.

●	Foreign Securities – Foreign securities are subject to a number of additional risks, including nationalization or expropriation of assets, imposition of currency controls or restrictions, confiscatory taxation, political or financial instability and other adverse economic or political developments. Lack of information and less market regulation also may affect the value of these securities.

●	Increase in Expenses – Actual costs of investing in the portfolio may be higher than expected for a variety of reasons. For example, expense ratios may be higher than expected if average net assets decrease. Net assets are more likely to decrease and the portfolio expense ratios are more likely to increase when markets are volatile.

●	Market – The market prices of the portfolio’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates or currency rates, lack of liquidity in the markets or adverse investor sentiment. Market prices of securities also may go down due to events or conditions that affect particular sectors or issuers. When market prices fall, the value of the portfolio’s investment will go down. The portfolio may experience a substantial or complete loss on any individual security. The recent financial crisis has caused a significant decline in the value and liquidity of many securities. In response to the financial crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support could negatively affect the value and liquidity of certain securities. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.

●	Stocks – Stocks may be volatile – their prices may go up and down dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries, the securities market as a whole or the over-all economy.

●	Underlying Funds – Because the portfolio invests its assets in various underlying funds, its ability to achieve its investment objective depends largely on the performance of the underlying funds in which it invests. Each of the underlying funds in which the portfolio may invest has its own investment risks, and those risks can affect the value of the underlying funds’ shares and therefore the value of the portfolio’s investments. There can be no assurance that the investment objective of any underlying fund will be achieved. To the extent that the portfolio invests more of its assets in one underlying fund than in another, the portfolio will have greater exposure to the risks of that underlying fund. In addition, the portfolio will bear a pro rata portion of the operating expenses of the underlying funds in which it invests.

Risk Factors Applicable to the Money Market Portfolio

An investment in this portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this portfolio, and such loss is more likely in a low interest rate environment.

In addition, you should be aware that there have been a very small number of money market funds in other fund complexes that, in the past, have failed to pay investors $1.00 per share for their investment in those funds (this is referred to as “breaking the buck”), and any money market fund may do so in the future. If a money market fund breaks the buck or if money market funds are perceived to be likely to do so, there could be significant redemptions from money market funds, driving market prices of securities down and making it more difficult for the portfolio to maintain a $1.00 per share Net Asset Value. You should also be aware that Universal and its affiliates are under no obligation to provide financial support to the portfolio or take other measures to ensure that you receive $1.00 per share for your investment in the portfolio. You should not invest in the portfolio with the expectation that any such action will be taken.

There is no assurance that the portfolio will meet its investment objective. The portfolio could underperform short-term debt instruments or other money market funds, or you could lose money, as a result of risks such as:

●	Banking Industry – The portfolio may invest a significant portion of its assets in obligations that are issued or backed by U.S. and non-U.S. banks and other financial services companies, and thus will be more susceptible to negative events affecting the worldwide financial services sector. Banks are sensitive to changes in money market and general economic conditions. Banks are highly regulated. Decisions by regulators may limit the loans banks make and the interest rates and fees they charge, and may reduce bank profitability.

●	Credit – An issuer or other obligor (such as a party providing insurance or other credit enhancement) of a security held by the portfolio or a counterparty to a financial contract with the fund may default or its credit may be downgraded, or the value of assets underlying a security may decline.

●	Currency – The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could reduce or eliminate investment gains or add to investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

●	Foreign Investments – Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risk. Foreign countries in which the portfolio may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the portfolio’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, political or financial instability or other adverse economic or political developments. Lack of information and weaker accounting standards also may affect the value of these securities.

●	Interest Rate – The interest rates on short-term obligations held in the portfolio will vary, rising or falling with short-term interest rates generally. Interest rates in the United States have recently risen after being at historically low levels. The portfolio’s yield will tend to lag behind general changes in interest rates. A general rise in interest rates may cause investors to sell fixed-income securities on a large scale, which could adversely affect the price and liquidity of fixed-income securities and could also result in increased redemptions from the fund. The U.S. Federal Reserve has raised interest rates from historically low levels. Any additional interest rate increases in the future may cause the value of fixed-income securities to decrease. During periods of extremely low or negative short-term interest rates, the fund may not be able to maintain a positive yield or total return or be able to preserve the value of your investment at $1.00 per share.

●	Liquidity – The portfolio may make investments that are illiquid or that become illiquid after purchase. The liquidity and value of investments can deteriorate rapidly and those investments may be difficult or impossible to sell, particularly during times of market turmoil. These illiquid investments may also be difficult to value. If the portfolio is forced to sell an illiquid investment to meet redemption requests or other cash needs, the portfolio may be forced to sell at a loss.

●	Manager – The underlying fund is actively managed by such fund’s sub-adviser. Consequently, the underlying fund is subject to the risk that the methods and analyses employed by the sub-adviser may not produce the desired results.

●	Market – Factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, armed conflicts, economic sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, lack of liquidity or other disruptions in the bond markets, or other adverse market events and conditions could cause the value of an investment in the portfolio, or its yield, to decline. While the portfolio seeks to maintain a $1.00 share price, when market prices fall, the value of an investment in the portfolio could go down. Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the portfolio’s investments may go down. Raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the fund’s investments and the fund’s ability to preserve the value of your investment at $1.00 per share, and generally for economies and markets in the U.S. and elsewhere.

●	Government Money Market Fund – Government Money Market Funds use special pricing and valuation conventions that currently facilitate a stable share price of $1.00, although there is no guarantee that a fund will be able to maintain a $1.00 share price. Circumstances could arise that would prevent the payment of interest or principal on U.S. government securities, which could adversely affect their value and the fund’s ability to preserve the value of your investment at $1.00 per share. Recent changes in the rules governing money market funds are likely to result in an increased demand for U.S. government securities, which could affect the availability of such instruments for investment and the fund’s ability to pursue its investment strategies.

●	Portfolio Selection – The underlying fund’s sub-adviser’s judgment about the quality, relative yield or value of, or market trends affecting, a particular security or sector, or about interest rates, may be incorrect.

●	Redemption – The portfolio may experience periods of heavy redemptions that could cause the portfolio to liquidate its assets at inopportune times or at a loss or depressed value, and that could affect the portfolio’s ability to maintain a $1.00 share price. Redemption risk is greater to the extent that the underlying fund has investors with large shareholdings, short investment horizons, or unpredictable cash flow needs. The redemption by one or more large shareholders of their holdings in the underlying fund could have an adverse impact on the remaining shareholders in the fund. In addition, the underlying fund may suspend redemptions when permitted by applicable regulations.

●	Repurchase Agreements – If the other party to a repurchase agreement defaults on its obligation, the portfolio may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value declines, the portfolio could lose money. If the seller becomes insolvent and subject to liquidation or reorganization under applicable bankruptcy or other laws, the portfolio’s ability to dispose of the underlying securities may be restricted.

●	U.S. Government Securities – Securities backed by the Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the financial condition or credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent the payment of interest or principal. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government. U.S. government securities are subject to market risk, interest rate risk and credit risk.

●	Yield – The amount of income received by the portfolio will go up or down depending on day-to-day variations in short-term interest rates, and when interest rates are very low the portfolio’s expenses could absorb all or a significant portion of the portfolio’s income. If interest rates increase, the portfolio’s yield may not increase proportionately. For example, Transamerica Asset Management (“TAM”) or its affiliates may discontinue any temporary voluntary fee limitation or recoup amounts previously waived or reimbursed. In addition, the recent adoption of more stringent regulations governing the management of money market funds could have a negative effect on yields.

The information below provides some indication of the risks of investing in the Variable Account by showing changes in the Investment Option’s performance from year to year, and by showing how the Investment Option’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. Each Portfolio’s past performance is not necessarily an indication of how the Investment Option will perform in the future.

Performance reflects Contract fees and expenses that are paid by each investor. This performance does not reflect optional benefit expenses.

Average Annual Total Returns (N-3) [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

(For the period ended December 31, 2023)

	1 year	5 years	10 years
Average Annual Total Returns
Universal VIA Asset Allocation – Growth Portfolio	15.97%	8.97%	6.33%
Universal VIA Asset Allocation – Growth Portfolio – Index (S&P 500- 70%, MSCI EAFE NR USD – 30%, Bloomberg US Aggregate Bond, 0%)	23.87%	13.45%	9.72%
Universal VIA Asset Allocation – Moderate Growth Portfolio	13.38%	6.96%	5.20%
Universal VIA Asset Allocation – Moderate Growth Portfolio – Index (S&P 500- 49, MSCI EAFE NR USD – 21%, Bloomberg US Aggregate Bond, 30%)	18.17%	9.89%	7.50%
Universal VIA Asset Allocation – Moderate Portfolio	10.07%	3.98%	3.61%
Universal VIA Asset Allocation – Moderate Portfolio – Index (S&P 500- 35%, MSCI EAFE NR USD – 15%, Bloomberg US Aggregate Bond, 50%)	14.46%	7.44%	5.94%
Universal VIA Asset Allocation – Conservative Portfolio	9.13%	2.69%	2.71%
Universal VIA Asset Allocation – Conservative Portfolio – Index (S&P 500- 25%, MSCI EAFE NR USD – 10%, Bloomberg US Aggregate Bond, 65%)	11.77%	5.61%	4.78%
Universal VIA Asset Allocation – International Growth Portfolio	11.84%	5.82%	2.67%
Universal VIA Asset Allocation – International Growth Portfolio – Index (MSCI ACWI ex USA Index – 100%)	15.62%	7.08%	3.83%
Universal VIA Asset Allocation – Money Market Portfolio	4.76%	1.68%	0.97%

(Index reflects no deductions for fees, expenses, or taxes)

Universal VIA Asset Allocation – Growth Portfolio
Prospectus:
Investment Option Objective (N-3) [Text Block]	Asset Allocation
Investment Option Name (N-3) [Text Block]	Universal VIA Asset Allocation – Growth Portfolio
Investment Option Adviser [Text Block]	Universal Financial Services
Investment Option Subadviser [Text Block]	Morningstar Investment Management LLC
Current Expenses Excluding Optional Benefit Expenses (N-3) [percent]	2.97%	[7]
Average Annual Total Returns, 1 Year [Percent]	15.97%	[7]
Average Annual Total Returns, 5 Years [Percent]	8.97%	[7]
Average Annual Total Returns, 10 Years [Percent]	6.33%	[7]
Average Annual Total Returns, 1 Year [Percent]	15.97%	[7]
Average Annual Total Returns, 5 Years [Percent]	8.97%	[7]
Average Annual Total Returns, 10 Years [Percent]	6.33%	[7]
Universal VIA Asset Allocation – Growth Portfolio | Universal VIA Asset Allocation – Growth Portfolio - Index [Member]
Prospectus:
Average Annual Total Returns, 1 Year [Percent]	23.87%
Average Annual Total Returns, 5 Years [Percent]	13.45%
Average Annual Total Returns, 10 Years [Percent]	9.72%
Average Annual Total Returns, 1 Year [Percent]	23.87%
Average Annual Total Returns, 5 Years [Percent]	13.45%
Average Annual Total Returns, 10 Years [Percent]	9.72%
Universal VIA Asset Allocation – Growth Portfolio | Universal VIA Asset Allocation – Moderate Growth Portfolio - Index [Member]
Prospectus:
Average Annual Total Returns, 1 Year [Percent]	18.17%
Average Annual Total Returns, 5 Years [Percent]	9.89%
Average Annual Total Returns, 10 Years [Percent]	7.50%
Average Annual Total Returns, 1 Year [Percent]	18.17%
Average Annual Total Returns, 5 Years [Percent]	9.89%
Average Annual Total Returns, 10 Years [Percent]	7.50%
Universal VIA Asset Allocation – Growth Portfolio | Universal VIA Asset Allocation – Moderate Portfolio - Index [Member]
Prospectus:
Average Annual Total Returns, 1 Year [Percent]	14.46%
Average Annual Total Returns, 5 Years [Percent]	7.44%
Average Annual Total Returns, 10 Years [Percent]	5.94%
Average Annual Total Returns, 1 Year [Percent]	14.46%
Average Annual Total Returns, 5 Years [Percent]	7.44%
Average Annual Total Returns, 10 Years [Percent]	5.94%
Universal VIA Asset Allocation – Growth Portfolio | Universal VIA Asset Allocation – Conservative Portfolio - Index [Member]
Prospectus:
Average Annual Total Returns, 1 Year [Percent]	11.77%
Average Annual Total Returns, 5 Years [Percent]	5.61%
Average Annual Total Returns, 10 Years [Percent]	4.78%
Average Annual Total Returns, 1 Year [Percent]	11.77%
Average Annual Total Returns, 5 Years [Percent]	5.61%
Average Annual Total Returns, 10 Years [Percent]	4.78%
Universal VIA Asset Allocation – Growth Portfolio | Universal VIA Asset Allocation – International Growth Portfolio - Index [Member]
Prospectus:
Average Annual Total Returns, 1 Year [Percent]	15.62%
Average Annual Total Returns, 5 Years [Percent]	7.08%
Average Annual Total Returns, 10 Years [Percent]	3.83%
Average Annual Total Returns, 1 Year [Percent]	15.62%
Average Annual Total Returns, 5 Years [Percent]	7.08%
Average Annual Total Returns, 10 Years [Percent]	3.83%
Universal VIA Asset Allocation – Moderate Growth Portfolio
Prospectus:
Investment Option Objective (N-3) [Text Block]	Asset Allocation
Investment Option Name (N-3) [Text Block]	Universal VIA Asset Allocation – Moderate Growth Portfolio
Investment Option Adviser [Text Block]	Universal Financial Services
Investment Option Subadviser [Text Block]	Morningstar Investment Management LLC
Current Expenses Excluding Optional Benefit Expenses (N-3) [percent]	2.72%	[7]
Average Annual Total Returns, 1 Year [Percent]	13.38%	[7]
Average Annual Total Returns, 5 Years [Percent]	6.96%	[7]
Average Annual Total Returns, 10 Years [Percent]	5.20%	[7]
Average Annual Total Returns, 1 Year [Percent]	13.38%	[7]
Average Annual Total Returns, 5 Years [Percent]	6.96%	[7]
Average Annual Total Returns, 10 Years [Percent]	5.20%	[7]
Universal VIA Asset Allocation – Moderate Portfolio
Prospectus:
Investment Option Objective (N-3) [Text Block]	Asset Allocation
Investment Option Name (N-3) [Text Block]	Universal VIA Asset Allocation – Moderate Portfolio
Investment Option Adviser [Text Block]	Universal Financial Services
Investment Option Subadviser [Text Block]	Morningstar Investment Management LLC
Current Expenses Excluding Optional Benefit Expenses (N-3) [percent]	2.66%	[7]
Average Annual Total Returns, 1 Year [Percent]	10.07%	[7]
Average Annual Total Returns, 5 Years [Percent]	3.98%	[7]
Average Annual Total Returns, 10 Years [Percent]	3.61%	[7]
Average Annual Total Returns, 1 Year [Percent]	10.07%	[7]
Average Annual Total Returns, 5 Years [Percent]	3.98%	[7]
Average Annual Total Returns, 10 Years [Percent]	3.61%	[7]
Universal VIA Asset Allocation – Conservative Portfolio
Prospectus:
Investment Option Objective (N-3) [Text Block]	Asset Allocation
Investment Option Name (N-3) [Text Block]	Universal VIA Asset Allocation – Conservative Portfolio
Investment Option Adviser [Text Block]	Universal Financial Services
Investment Option Subadviser [Text Block]	Morningstar Investment Management LLC
Current Expenses Excluding Optional Benefit Expenses (N-3) [percent]	2.70%	[7]
Average Annual Total Returns, 1 Year [Percent]	9.13%	[7]
Average Annual Total Returns, 5 Years [Percent]	2.69%	[7]
Average Annual Total Returns, 10 Years [Percent]	2.71%	[7]
Average Annual Total Returns, 1 Year [Percent]	9.13%	[7]
Average Annual Total Returns, 5 Years [Percent]	2.69%	[7]
Average Annual Total Returns, 10 Years [Percent]	2.71%	[7]
Universal VIA Asset Allocation – International Growth Portfolio
Prospectus:
Investment Option Objective (N-3) [Text Block]	Asset Allocation
Investment Option Name (N-3) [Text Block]	Universal VIA Asset Allocation – International Growth Portfolio
Investment Option Adviser [Text Block]	Universal Financial Services
Investment Option Subadviser [Text Block]	Morningstar Investment Management LLC
Current Expenses Excluding Optional Benefit Expenses (N-3) [percent]	3.91%	[7]
Average Annual Total Returns, 1 Year [Percent]	11.84%	[7]
Average Annual Total Returns, 5 Years [Percent]	5.82%	[7]
Average Annual Total Returns, 10 Years [Percent]	2.67%	[7]
Average Annual Total Returns, 1 Year [Percent]	11.84%	[7]
Average Annual Total Returns, 5 Years [Percent]	5.82%	[7]
Average Annual Total Returns, 10 Years [Percent]	2.67%	[7]
Universal VIA Asset Allocation – Money Market Portfolio
Prospectus:
Investment Option Objective (N-3) [Text Block]	Money Market
Investment Option Name (N-3) [Text Block]	Universal VIA – Money Market Portfolio
Investment Option Adviser [Text Block]	Universal Financial Services
Current Expenses Excluding Optional Benefit Expenses (N-3) [percent]	3.82%	[7]
Average Annual Total Returns, 1 Year [Percent]	4.76%	[7]
Average Annual Total Returns, 5 Years [Percent]	1.68%	[7]
Average Annual Total Returns, 10 Years [Percent]	0.97%	[7]
Average Annual Total Returns, 1 Year [Percent]	4.76%	[7]
Average Annual Total Returns, 5 Years [Percent]	1.68%	[7]
Average Annual Total Returns, 10 Years [Percent]	0.97%	[7]
Liquidity Risk [Member]
Prospectus:
Principal Risk [Text Block]

Liquidity Risk. This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash. It should not be viewed as a liquid investment. Depending on the Contract class you select, surrender charges apply for up to nine years after your last premium payment (Class C Contracts have no surrender charge). Surrender charges will reduce the return on your investment if you withdraw money during the surrender charge period. If you need to make early or excess withdrawals, they could substantially reduce the benefits of an investment in the Contract. There may be adverse tax consequences if you make partial withdrawals from or surrender the Contract. The benefits of tax deferral also mean the Contract is better suited for investors with a long time horizon.

Adverse Tax Consequences [Member]
Prospectus:
Principal Risk [Text Block]

Adverse Tax Consequences. There are a number of tax risks that may arise in connection with purchasing the Contract. These risks include: (1) the possibility that the Internal Revenue Service (“IRS”) may interpret the rules that apply to variable annuities in a manner that could result in you being treated as the owner of your Contract’s pro rata portion of the assets of the Variable Account, which would result in the loss of tax deferral; (2) the possibility that the IRS may take the position that the Contract does not qualify as an annuity for federal tax purposes resulting in the loss of favorable tax treatment; and (3) the possibility of a change in the present federal income tax laws that apply to your Contract, or of the current interpretations by the IRS, which may change from time to time without notice, and could have retroactive effects regardless of the date of enactment or publication, as the case may be.

You should always consult a tax advisor about the application of Federal and Puerto Rico tax law to your individual situation prior to your investment in the Contract and prior to making any decisions relating to partial withdrawals, surrenders and annuitization. The Puerto Rico and Federal Income tax treatment of variable annuity Contracts is complex and current tax treatment of variable annuity contracts may change over time. Any amendment to the PR Code or the US Internal Revenue Code may result in a change in the tax treatment of the variable annuity contract that could impact, among other things, the Contract expenses associated with the buying, exchanging, owning, or surrendering the Contract. For more details see “Tax Considerations” later in this Prospectus.

Poor Investment Performance [Member]
Prospectus:
Principal Risk [Text Block]

Poor Investment Performance. The value of your purchase payments invested in the various Sub-Accounts in your Contract are not guaranteed and will increase and decrease according to the investment performance of the underlying mutual funds. You assume the investment risk of the purchase payments allocated to the various Sub-Accounts in your Contract. You can lose money by investing in this Contract, including loss of the entire amount you invest (your principal). You bear the risk of any decline in your Contract’s value resulting from the performance of the Sub-Accounts you have chosen.

Market And Financial Risks [Member]
Prospectus:
Principal Risk [Text Block]

Market and Financial Risks. Market and financial risks are inherent in any securities investment. Amounts allocated to the Investment Options are subject to the risks inherent in the securities markets and, specifically, to price fluctuations in the underlying fund’s investments. Each Investment Option has its own unique risks. For more information about the risks of a particular portfolio, see “Appendix B: Additional Information About The Investment Options.” You should review that information before making an investment decision. Market risks include ‘macro’ factors which do not necessarily relate to a particular issuer, but affect the way markets, and securities within those markets, perform. Market risks can be described in terms of volatility, that is, the range and frequency of market value changes. Market risks include variables such as changes in interest rates, general economic conditions, and investor perceptions regarding the value of debt and equity securities. It also includes factors such as climate warming and the COVID epidemic. Financial risks include factors associated with a particular company which may affect the price of its securities, such as its competitive posture, its products, its management, its earnings and its ability to meet its debt obligations.

An investment in any of the Sub-Accounts carries with it the risk that the value of the investments in the underlying mutual funds will decline, and you could lose money. This could happen if the financial investment markets as a whole decline in value or if the investments made by a mutual fund held by a Sub-Account in which you have invested declines in value. You should review the prospectuses of the underlying mutual funds carefully and analyze the risk factors disclosed therein that are applicable to each Sub-Account. Some of such risks are as follows:

Equity Risk – Common stocks and other similar equity securities are the riskiest investments in a company and they fluctuate more in value than bonds. An underlying mutual fund could lose all of its investment in a company’s stock.

Industry Concentration Risk – Certain underlying mutual funds may concentrate their investments in a given industry or business segment. Such concentration may increase such underlying mutual fund’s costs or fluctuations in the value of its investment portfolio. In addition, different funds may have overlapping investments, increasing concentration that is unknown to the separate fund managers.

Credit and Interest Rate Risks – The underlying mutual funds may invest in bonds and other income-producing securities, such as preferred stock. These securities are subject to credit risk and interest rate risk. Credit risk is the risk that an issuer of a bond or other income-producing security will not make interest or principal payments when they are due. Even if an issuer does not default on a payment, a bond’s value may decline if the market anticipates that the issuer has become less able or less willing to make payments on time. Even high quality bonds are subject to some credit risk. However, credit risk is higher for lower quality bonds. The value of bonds generally can be expected to fall when interest rates rise. Interest rate risk is the risk that interest rates will raise, so that value of an underlying mutual fund’s investments in bonds will fall. The impact of changes in the general level of interest rates on lower quality bonds may be greater than the impact on higher quality bonds.

Non-Diversification Risk – Certain underlying mutual funds may be non-diversified. Non-diversification risk is the risk that large positions in a small number of issuers may cause greater fluctuations on the underlying fund’s Net Asset Value (the total value of an underlying mutual fund adjusted for expenses and divided by the number of units, at the end of a market day or at the close of the New York Stock Exchange) as a result of changes in the market’s assessment of the financial condition of such issuers.

Foreign Securities Risk – Certain underlying mutual funds invest primarily in American Depositary Receipts (“ADRs”) representing interest in foreign issuers. While ADRs are not necessarily denominated in the currencies of the foreign securities they represent, they are subject to many of the risks associated with foreign securities. Such risks can increase the chances that the applicable underlying mutual funds will lose money. These risks include difficulty in pricing securities, defaults on foreign government securities, difficulties enforcing favorable judgments in foreign courts and political and social instability. The issuers of unsponsored depositary receipts are not obligated to disclose material information in the United States. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts.

Illiquid Securities – Some of the underlying mutual funds may invest some of their funds in illiquid securities. Illiquid securities face the risk that they may not be readily sold, particularly at times when it is advisable to avoid losses. It may also not be possible to accurately or fairly determine the value of illiquid securities.

Emerging Markets – Investments in the securities of issuers located in or principally doing business in emerging markets are subject to foreign investments risks. These risks are greater for investments in issuers in emerging market countries. Emerging market countries tend to have economic, political and legal systems that are less fully developed and are less stable than those of more developed countries. Emerging market securities are often particularly sensitive to market movements because their market prices tend to reflect speculative expectations. Low trading volumes may result in a lack of liquidity and in extreme price volatility.

Manager Risk – The portfolio is subject to the risk that the Portfolio Construction Manager’s judgments and investment decisions, as well as the methods, tools, resources, information and data, and the analyses employed or relied on by the Portfolio Construction Manager to make those judgments and decisions may be incorrect or otherwise may not produce the desired results. This could cause the portfolio to lose value or its results to lag relevant benchmarks or other portfolios with similar objectives.

Specific Risk Factors Applicable To The Money Market Portfolio [Member]
Prospectus:
Principal Risk [Text Block]

Specific Risk Factors Applicable to the Money Market Portfolio. An investment in the Money Market Portfolio (or any other portfolio) is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Money Market Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this portfolio, and such loss is more likely in a low interest rate environment. Circumstances could arise that would prevent the payment of interest or principal on U.S. government securities, which could adversely affect their value and the Money Market Portfolio’s ability to preserve the value of your investment at $1.00 per share. Recent changes in the rules governing money market funds are likely to result in an increased demand for U.S. government securities, which could affect the availability of such instruments for investment and the Money Market Portfolio’s ability to pursue its investment strategies.

In addition, you should be aware that there have been a very small number of money market funds in other fund complexes that, in the past, have failed to pay investors $1.00 per share for their investment in those funds (this is referred to as “breaking the buck”), and any money market fund may do so in the future. If a money market fund breaks the buck or if money market funds are perceived to be likely to do so, there could be significant redemptions from money market funds, driving market prices of securities down and making it more difficult for the portfolio to maintain a $1.00 per share Net Asset Value. You should also be aware that Universal and its affiliates are under no obligation to provide financial support to the portfolio or take other measures to ensure that you receive $1.00 per share for your investment in the portfolio. You should not invest in the portfolio with the expectation that any such action will be taken. Even if the underlying money market fund maintains a $1.00 per share Net Asset Value, you could lose money if the yield is not sufficient to cover your Contract and Variable Account fees and charges.

Some of the potentially more significant risks of an investment in the Money Market Portfolio include:

Yield – The yield may not be sufficient to cover the Variable Account fees and charges. The amount of income received by the portfolio will go up or down depending on day-to-day variations in short-term interest rates, and when interest rates are very low the portfolio’s expenses could absorb all or a significant portion of the portfolio’s income. If interest rates increase, the portfolio’s yield may not increase proportionately. For example, Transamerica Asset Management (“TAM”) or its affiliates may discontinue any temporary voluntary fee limitation or recoup amounts previously waived or reimbursed. In addition, the recent adoption of more stringent regulations governing the management of money market funds could have a negative effect on yields.

Interest Rate – The interest rates on short-term obligations held in the portfolio will vary, rising or falling with short-term interest rates generally. Interest rates in the United States have recently been increasing after being at historically low levels. The portfolio’s yield will tend to lag behind general changes in interest rates. The ability of the portfolio’s yield to reflect current market rates will depend on how quickly the obligations in its portfolio mature and how much money is available for investment at current market rates. The U.S. Federal Reserve has raised interest rates from historically low levels. Any additional interest rate increases in the future may cause the value of fixed-income securities to decrease. During periods of extremely low or negative short-term interest rates, the portfolio may not be able to maintain a positive yield or total return or be able to preserve the value of your investment at $1.00 per share.

Liquidity – The portfolio may make investments that are illiquid or that become illiquid after purchase. The liquidity and value of investments can deteriorate rapidly and those investments may be difficult or impossible to sell, particularly during times of market turmoil. These illiquid investments may also be difficult to value. If the portfolio is forced to sell an illiquid investment to meet redemption requests or other cash needs, the portfolio may be forced to sell at a loss.

Redemption – The portfolio may experience periods of heavy redemptions that could cause the portfolio to liquidate its assets at inopportune times or at a loss or depressed value, and that could affect the portfolio’s ability to maintain a $1.00 share price. Redemption risk is greater to the extent that the underlying fund has investors with large shareholdings, short investment horizons, or unpredictable cash flow needs. The redemption by one or more large shareholders of their holdings in the underlying fund could have an adverse impact on the remaining shareholders in the fund. In addition, the underlying fund may suspend redemptions when permitted by applicable regulations.

Alternatives To The Contract [Member]
Prospectus:
Principal Risk [Text Block]	Alternatives to the Contract. Other annuity contracts or investments may provide more favorable returns or benefits than the Contract and/or may have lower fees and expenses.
Risks Affecting Our Administration Of The Contract [Member]
Prospectus:
Principal Risk [Text Block]

Risks Affecting our Administration of the Contract. Universal Life’s business activity and operations, and/or the activities and operations of our service providers and business partners, are subject to certain risks, including, those resulting from information systems failures, cyber-attack, or current or future outbreaks of infectious diseases, viruses (including COVID-19), epidemics or pandemics. These risks are common to all insurers and financial service providers and may materially impact our ability to administer the Contract (and to keep Contract Owner information confidential).

Universal Lifes Ability To Meet Annuity And Death Benefit Payments [Member]
Prospectus:
Principal Risk [Text Block]

Universal Life’s Ability to Meet Annuity and Death Benefit Payments. The ability of Universal Life to timely meet its payment obligations under the Contract, including annuity and Death Benefit payments, may be affected by various factors which affect Universal Life’s liquidity and, thus, its claims paying ability. Universal Life’s liquidity and claims paying ability may be affected by various factors, which include, but are not limited to, the following:

●	Rating agencies lowering Universal Life’s rating.

●	Investments made by Universal Life experience higher than anticipated losses.

●	Disruption in the financial markets.

●	Changes in interest rates.

●	Actual experience adversely varies from Universal Life’s underwriting assumptions.

●	Reinsurers refuse or fail to pay claims when due.

Risk of Loss [Member]
Prospectus:
Risk [Text Block]

The Contract is subject to the risk of loss. You could lose some or all of your Contract Value.

For additional information about the risk of loss see “Principal Risks of Investing in the Contract” later in this Prospectus.

Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]

The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. The Contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the Contract as a short-term investment or savings vehicle. A surrender charge may apply to partial withdrawals and surrenders in certain circumstances, and any partial withdrawals or surrenders may also be subject to tax penalties.

For additional information about the investment profile of the Contract, see “Principal Risks of Investing in the Contract,” and “The Fortune V Separate Account and Universal Life Insurance Company” later in this Prospectus.

Investment Options Risk [Member]
Prospectus:
Risk [Text Block]

An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the variable Investment Options available under the Contract, each of which has its own unique risks. You should review the variable Investment Options available under the Contract before making an investment decision.

For additional information about the risks associated with Investment Options see “Principal Risks of Investing in the Contract” later in this Prospectus.

Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]

An investment in the Contract is subject to certain risks related to Universal Life Insurance Company. Any obligations, guarantees, or benefits under the Contract are supported by Universal Life’s general account and are subject to its claims-paying ability. An owner should look to our financial strength for our claims-paying ability. More information about Universal Life Insurance Company, including our financial strength ratings, may be obtained upon request by calling 787-706-7095.

For additional information about insurance company risks, see “Principal Risks of Investing in the Contract” later in this Prospectus.

One-Year Enhanced Death Benefit Option [Member]
Prospectus:
Name of Benefit [Text Block]	One-Year Enhanced Death Benefit Option
Purpose of Benefit [Text Block]	Provides a Death Benefit equal to the higher of (i) the Standard Death Benefit, or (ii) the highest Contract Value on any Contract Anniversary prior to the Owner’s 86th birthday (less an adjustment for subsequent partial withdrawals, plus purchase payments received).
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.20%
Brief Restrictions / Limitations [Text Block]	●Available only at the time of Contract application.●Available only to Contracts with an Owner age 70 or younger on the Date of Issue.●The step-up applies only to Contract Value on Contract Anniversaries prior to the Owner’s 86th birthday●Partial withdrawals could significantly reduce the benefit, possibly by an amount greater than the amount withdrawn.
Name of Benefit [Text Block]	One-Year Enhanced Death Benefit Option
Benefit Standard or Optional [Text Block]	Optional
Principal Protection Rider [Member]
Prospectus:
Name of Benefit [Text Block]	Principal Protection Rider
Purpose of Benefit [Text Block]	Guarantees that your Contract Value will at least equal your Guaranteed Future Value, adjusted for partial withdrawals, regardless of the performance of the Sub-Accounts you select.
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	2.35%
Brief Restrictions / Limitations [Text Block]	●No longer available for purchase.●Guaranteed Future Value date is 13 or 15 years after you elect the rider.●Partial withdrawals may reduce the Guaranteed Future Value, possibly by an amount greater than the amount withdrawn.●Investment restrictions limit available Investment Options under the Contract.●Cannot be combined with any other living benefit rider.
Name of Benefit [Text Block]	Principal Protection Rider
Benefit Standard or Optional [Text Block]	Optional
Income for Life Rider [Member]
Prospectus:
Name of Benefit [Text Block]	Income for Life Rider
Purpose of Benefit [Text Block]	Provide a specified annual percentage of the Total Withdrawal Base, regardless of the performance of the Sub-Accounts you select.
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	2.50%
Brief Restrictions / Limitations [Text Block]	●No longer available for purchase.●Excess withdrawals may significantly reduce the total withdrawal base.●Investment restrictions limit available Investment Options under the Contract.●Cannot be combined with any other living benefit rider.
Name of Benefit [Text Block]	Income for Life Rider
Benefit Standard or Optional [Text Block]	Optional
Automatic Asset Rebalancing [Member]
Prospectus:
Name of Benefit [Text Block]	Automatic Asset Rebalancing
Purpose of Benefit [Text Block]	Automatically rebalances your Contract Value (either quarterly, semi-annually, or annually) to maintain the percentage allocated to each Investment Option at a pre-set level.
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	●Cannot be used with the Dollar Cost Averaging option.●This program may not result in profit or protect Contract Owners from loss.●Universal Life may discontinue this service at any time.
Name of Benefit [Text Block]	Automatic Asset Rebalancing
Dollar Cost Averaging [Member]
Prospectus:
Name of Benefit [Text Block]	Dollar Cost Averaging
Purpose of Benefit [Text Block]	Automatically transfers a specific amount of money from any Sub-Account at set intervals (monthly, quarterly, semi-annually, or annually).
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	●This program may not result in profit or protect Contract Owners from loss.●Universal Life may discontinue this service at any time.
Name of Benefit [Text Block]	Dollar Cost Averaging
Systematic Withdrawals [Member]
Prospectus:
Name of Benefit [Text Block]	Systematic Withdrawals
Purpose of Benefit [Text Block]	Allows you to establish automatic partial withdrawals of $100 or more (on a monthly, quarterly, semi-annual, or annual basis).
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	●Withdrawals may be subject to surrender charges.●Withdrawals may be taxable and before age 59 ½, subject to tax penalties.●Universal Life may discontinue this service at any time.
Name of Benefit [Text Block]	Systematic Withdrawals
Standard Death Benefit [Member]
Prospectus:
Name of Benefit [Text Block]	Standard Death Benefit
Purpose of Benefit [Text Block]	Guarantees your Beneficiaries will receive a Death Benefit at least equal to the greatest of: (i) your Contract Value; or (ii) the total of all purchase payments (less an adjustment for partial withdrawals)
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	●Partial withdrawals could significantly reduce the benefit possibly by an amount greater than the amount withdrawn.
Name of Benefit [Text Block]	Standard Death Benefit
Benefit Standard or Optional [Text Block]	Standard
Class B Share [Member] | Universal VIA Asset Allocation – Growth Portfolio
Prospectus:
Administrative Expense, Current [Dollars]	$ 50	[8]
Base Contract Expense (of Average Account Value), Current [Percent]	1.50%	[9]
Management Fees (of Average Account Value), Current [Percent]	0.45%	[10],[11]
Other Annual Expense (of Other Amount), Current [Percent]	0.19%	[12]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.20%	[13]
Acquired Fund Expense (of Average Account Value) [Percent]	0.78%	[14]
Total Annual Expenses, Current [Percent]	3.17%	[15]
Surrender Expense, 1 Year, Maximum [Dollars]	$ 11,497
Surrender Expense, 3 Years, Maximum [Dollars]	17,655
Surrender Expense, 5 Years, Maximum [Dollars]	23,038
Surrender Expense, 10 Years, Maximum [Dollars]	37,527
No Surrender Expense, 1 Year, Maximum [Dollars]	3,497
No Surrender Expense, 3 Years, Maximum [Dollars]	10,655
No Surrender Expense, 5 Years, Maximum [Dollars]	18,038
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 37,527
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.20%	[13]
Class B Share [Member] | Universal VIA Asset Allocation – Moderate Growth Portfolio
Prospectus:
Administrative Expense, Current [Dollars]	$ 50	[8]
Base Contract Expense (of Average Account Value), Current [Percent]	1.50%	[9]
Management Fees (of Average Account Value), Current [Percent]	0.45%	[10],[11]
Other Annual Expense (of Other Amount), Current [Percent]	0.03%	[12]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.20%	[13]
Acquired Fund Expense (of Average Account Value) [Percent]	0.69%	[14]
Total Annual Expenses, Current [Percent]	2.92%	[15]
Surrender Expense, 1 Year, Maximum [Dollars]	$ 11,249
Surrender Expense, 3 Years, Maximum [Dollars]	16,924
Surrender Expense, 5 Years, Maximum [Dollars]	21,841
Surrender Expense, 10 Years, Maximum [Dollars]	35,257
No Surrender Expense, 1 Year, Maximum [Dollars]	3,249
No Surrender Expense, 3 Years, Maximum [Dollars]	9,924
No Surrender Expense, 5 Years, Maximum [Dollars]	16,841
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 35,257
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.20%	[13]
Class B Share [Member] | Universal VIA Asset Allocation – Moderate Portfolio
Prospectus:
Administrative Expense, Current [Dollars]	$ 50	[8]
Base Contract Expense (of Average Account Value), Current [Percent]	1.50%	[9]
Management Fees (of Average Account Value), Current [Percent]	0.45%	[10],[11]
Other Annual Expense (of Other Amount), Current [Percent]	0.03%	[12]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.20%	[13]
Acquired Fund Expense (of Average Account Value) [Percent]	0.63%	[14]
Total Annual Expenses, Current [Percent]	2.86%	[15]
Surrender Expense, 1 Year, Maximum [Dollars]	$ 13,643
Surrender Expense, 3 Years, Maximum [Dollars]	23,827
Surrender Expense, 5 Years, Maximum [Dollars]	32,875
Surrender Expense, 10 Years, Maximum [Dollars]	54,918
No Surrender Expense, 1 Year, Maximum [Dollars]	5,643
No Surrender Expense, 3 Years, Maximum [Dollars]	16,827
No Surrender Expense, 5 Years, Maximum [Dollars]	27,875
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 54,918
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.20%	[13]
Class B Share [Member] | Universal VIA Asset Allocation – Conservative Portfolio
Prospectus:
Administrative Expense, Current [Dollars]	$ 50	[8]
Base Contract Expense (of Average Account Value), Current [Percent]	1.50%	[9]
Management Fees (of Average Account Value), Current [Percent]	0.45%	[10],[11]
Other Annual Expense (of Other Amount), Current [Percent]	0.13%	[12]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.20%	[13]
Acquired Fund Expense (of Average Account Value) [Percent]	0.57%	[14]
Total Annual Expenses, Current [Percent]	2.90%	[15]
Surrender Expense, 1 Year, Maximum [Dollars]	$ 13,342
Surrender Expense, 3 Years, Maximum [Dollars]	22,979
Surrender Expense, 5 Years, Maximum [Dollars]	31,552
Surrender Expense, 10 Years, Maximum [Dollars]	52,712
No Surrender Expense, 1 Year, Maximum [Dollars]	5,342
No Surrender Expense, 3 Years, Maximum [Dollars]	15,979
No Surrender Expense, 5 Years, Maximum [Dollars]	26,552
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 52,712
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.20%	[13]
Class B Share [Member] | Universal VIA Asset Allocation – International Growth Portfolio
Prospectus:
Administrative Expense, Current [Dollars]	$ 50	[8]
Base Contract Expense (of Average Account Value), Current [Percent]	1.50%	[9]
Management Fees (of Average Account Value), Current [Percent]	0.45%	[10],[11]
Other Annual Expense (of Other Amount), Current [Percent]	1.04%	[12]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.20%	[13]
Acquired Fund Expense (of Average Account Value) [Percent]	0.87%	[14]
Total Annual Expenses, Current [Percent]	4.11%	[15]
Surrender Expense, 1 Year, Maximum [Dollars]	$ 12,424
Surrender Expense, 3 Years, Maximum [Dollars]	20,356
Surrender Expense, 5 Years, Maximum [Dollars]	27,401
Surrender Expense, 10 Years, Maximum [Dollars]	45,521
No Surrender Expense, 1 Year, Maximum [Dollars]	4,424
No Surrender Expense, 3 Years, Maximum [Dollars]	13,356
No Surrender Expense, 5 Years, Maximum [Dollars]	22,401
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 45,521
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.20%	[13]
Class B Share [Member] | Universal VIA Asset Allocation – Money Market Portfolio
Prospectus:
Administrative Expense, Current [Dollars]	$ 50	[8]
Base Contract Expense (of Average Account Value), Current [Percent]	1.50%	[9]
Management Fees (of Average Account Value), Current [Percent]	0.35%	[10],[11]
Other Annual Expense (of Other Amount), Current [Percent]	1.54%	[12]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.20%	[13]
Acquired Fund Expense (of Average Account Value) [Percent]	0.38%	[14]
Total Annual Expenses, Current [Percent]	4.02%	[15]
Surrender Expense, 1 Year, Maximum [Dollars]	$ 14,760
Surrender Expense, 3 Years, Maximum [Dollars]	26,926
Surrender Expense, 5 Years, Maximum [Dollars]	37,634
Surrender Expense, 10 Years, Maximum [Dollars]	62,501
No Surrender Expense, 1 Year, Maximum [Dollars]	6,760
No Surrender Expense, 3 Years, Maximum [Dollars]	19,926
No Surrender Expense, 5 Years, Maximum [Dollars]	32,634
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 62,501
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.20%	[13]
Class L Share [Member] | Universal VIA Asset Allocation – Growth Portfolio
Prospectus:
Administrative Expense, Current [Dollars]	$ 50	[8]
Base Contract Expense (of Average Account Value), Current [Percent]	1.85%	[9]
Management Fees (of Average Account Value), Current [Percent]	0.45%	[10],[11]
Other Annual Expense (of Other Amount), Current [Percent]	0.19%	[12]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.20%	[13]
Acquired Fund Expense (of Average Account Value) [Percent]	0.78%	[14]
Total Annual Expenses, Current [Percent]	3.27%	[15]
Surrender Expense, 1 Year, Maximum [Dollars]	$ 11,596
Surrender Expense, 3 Years, Maximum [Dollars]	17,946
Surrender Expense, 5 Years, Maximum [Dollars]	18,513
Surrender Expense, 10 Years, Maximum [Dollars]	38,418
No Surrender Expense, 1 Year, Maximum [Dollars]	3,596
No Surrender Expense, 3 Years, Maximum [Dollars]	10,946
No Surrender Expense, 5 Years, Maximum [Dollars]	18,513
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 38,418
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.20%	[13]
Class L Share [Member] | Universal VIA Asset Allocation – Moderate Growth Portfolio
Prospectus:
Administrative Expense, Current [Dollars]	$ 50	[8]
Base Contract Expense (of Average Account Value), Current [Percent]	1.85%	[9]
Management Fees (of Average Account Value), Current [Percent]	0.45%	[10],[11]
Other Annual Expense (of Other Amount), Current [Percent]	0.03%	[12]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.20%	[13]
Acquired Fund Expense (of Average Account Value) [Percent]	0.69%	[14]
Total Annual Expenses, Current [Percent]	3.02%	[15]
Surrender Expense, 1 Year, Maximum [Dollars]	$ 11,348
Surrender Expense, 3 Years, Maximum [Dollars]	17,217
Surrender Expense, 5 Years, Maximum [Dollars]	17,322
Surrender Expense, 10 Years, Maximum [Dollars]	36,173
No Surrender Expense, 1 Year, Maximum [Dollars]	3,348
No Surrender Expense, 3 Years, Maximum [Dollars]	10,217
No Surrender Expense, 5 Years, Maximum [Dollars]	17,322
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 36,173
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.20%	[13]
Class L Share [Member] | Universal VIA Asset Allocation – Moderate Portfolio
Prospectus:
Administrative Expense, Current [Dollars]	$ 50	[8]
Base Contract Expense (of Average Account Value), Current [Percent]	1.85%	[9]
Management Fees (of Average Account Value), Current [Percent]	0.45%	[10],[11]
Other Annual Expense (of Other Amount), Current [Percent]	0.03%	[12]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.20%	[13]
Acquired Fund Expense (of Average Account Value) [Percent]	0.63%	[14]
Total Annual Expenses, Current [Percent]	2.96%	[15]
Surrender Expense, 1 Year, Maximum [Dollars]	$ 13,740
Surrender Expense, 3 Years, Maximum [Dollars]	24,098
Surrender Expense, 5 Years, Maximum [Dollars]	28,298
Surrender Expense, 10 Years, Maximum [Dollars]	55,613
No Surrender Expense, 1 Year, Maximum [Dollars]	5,740
No Surrender Expense, 3 Years, Maximum [Dollars]	17,098
No Surrender Expense, 5 Years, Maximum [Dollars]	28,298
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 55,613
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.20%	[13]
Class L Share [Member] | Universal VIA Asset Allocation – Conservative Portfolio
Prospectus:
Administrative Expense, Current [Dollars]	$ 50	[8]
Base Contract Expense (of Average Account Value), Current [Percent]	1.85%	[9]
Management Fees (of Average Account Value), Current [Percent]	0.45%	[10],[11]
Other Annual Expense (of Other Amount), Current [Percent]	0.13%	[12]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.20%	[13]
Acquired Fund Expense (of Average Account Value) [Percent]	0.57%	[14]
Total Annual Expenses, Current [Percent]	3.00%	[15]
Surrender Expense, 1 Year, Maximum [Dollars]	$ 13,439
Surrender Expense, 3 Years, Maximum [Dollars]	23,253
Surrender Expense, 5 Years, Maximum [Dollars]	26,981
Surrender Expense, 10 Years, Maximum [Dollars]	53,432
No Surrender Expense, 1 Year, Maximum [Dollars]	5,439
No Surrender Expense, 3 Years, Maximum [Dollars]	16,253
No Surrender Expense, 5 Years, Maximum [Dollars]	26,981
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 53,432
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.20%	[13]
Class L Share [Member] | Universal VIA Asset Allocation – International Growth Portfolio
Prospectus:
Administrative Expense, Current [Dollars]	$ 50	[8]
Base Contract Expense (of Average Account Value), Current [Percent]	1.85%	[9]
Management Fees (of Average Account Value), Current [Percent]	0.45%	[10],[11]
Other Annual Expense (of Other Amount), Current [Percent]	1.04%	[12]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.20%	[13]
Acquired Fund Expense (of Average Account Value) [Percent]	0.87%	[14]
Total Annual Expenses, Current [Percent]	4.21%	[15]
Surrender Expense, 1 Year, Maximum [Dollars]	$ 12,522
Surrender Expense, 3 Years, Maximum [Dollars]	20,639
Surrender Expense, 5 Years, Maximum [Dollars]	22,853
Surrender Expense, 10 Years, Maximum [Dollars]	46,323
No Surrender Expense, 1 Year, Maximum [Dollars]	4,522
No Surrender Expense, 3 Years, Maximum [Dollars]	13,639
No Surrender Expense, 5 Years, Maximum [Dollars]	22,853
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 46,323
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.20%	[13]
Class L Share [Member] | Universal VIA Asset Allocation – Money Market Portfolio
Prospectus:
Administrative Expense, Current [Dollars]	$ 50	[8]
Base Contract Expense (of Average Account Value), Current [Percent]	1.85%	[9]
Management Fees (of Average Account Value), Current [Percent]	0.35%	[10],[11]
Other Annual Expense (of Other Amount), Current [Percent]	1.54%	[12]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.20%	[13]
Acquired Fund Expense (of Average Account Value) [Percent]	0.38%	[14]
Total Annual Expenses, Current [Percent]	4.12%	[15]
Surrender Expense, 1 Year, Maximum [Dollars]	$ 12,434
Surrender Expense, 3 Years, Maximum [Dollars]	20,384
Surrender Expense, 5 Years, Maximum [Dollars]	22,447
Surrender Expense, 10 Years, Maximum [Dollars]	45,602
No Surrender Expense, 1 Year, Maximum [Dollars]	4,434
No Surrender Expense, 3 Years, Maximum [Dollars]	13,384
No Surrender Expense, 5 Years, Maximum [Dollars]	22,447
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 45,602
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.20%	[13]
Class C Share [Member] | Universal VIA Asset Allocation – Growth Portfolio
Prospectus:
Administrative Expense, Current [Dollars]	$ 50	[8]
Base Contract Expense (of Average Account Value), Current [Percent]	2.05%	[9]
Management Fees (of Average Account Value), Current [Percent]	0.45%	[10],[11]
Other Annual Expense (of Other Amount), Current [Percent]	0.19%	[12]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.20%	[13]
Acquired Fund Expense (of Average Account Value) [Percent]	0.78%	[14]
Total Annual Expenses, Current [Percent]	3.72%	[15]
Surrender Expense, 1 Year, Maximum [Dollars]	$ 3,794
Surrender Expense, 3 Years, Maximum [Dollars]	11,526
Surrender Expense, 5 Years, Maximum [Dollars]	19,454
Surrender Expense, 10 Years, Maximum [Dollars]	40,170
No Surrender Expense, 1 Year, Maximum [Dollars]	3,794
No Surrender Expense, 3 Years, Maximum [Dollars]	11,526
No Surrender Expense, 5 Years, Maximum [Dollars]	19,454
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 40,170
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.20%	[13]
Class C Share [Member] | Universal VIA Asset Allocation – Moderate Growth Portfolio
Prospectus:
Administrative Expense, Current [Dollars]	$ 50	[8]
Base Contract Expense (of Average Account Value), Current [Percent]	2.05%	[9]
Management Fees (of Average Account Value), Current [Percent]	0.45%	[10],[11]
Other Annual Expense (of Other Amount), Current [Percent]	0.03%	[12]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.20%	[13]
Acquired Fund Expense (of Average Account Value) [Percent]	0.69%	[14]
Total Annual Expenses, Current [Percent]	3.47%	[15]
Surrender Expense, 1 Year, Maximum [Dollars]	$ 3,547
Surrender Expense, 3 Years, Maximum [Dollars]	10,801
Surrender Expense, 5 Years, Maximum [Dollars]	18,276
Surrender Expense, 10 Years, Maximum [Dollars]	37,974
No Surrender Expense, 1 Year, Maximum [Dollars]	3,547
No Surrender Expense, 3 Years, Maximum [Dollars]	10,801
No Surrender Expense, 5 Years, Maximum [Dollars]	18,276
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 37,974
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.20%	[13]
Class C Share [Member] | Universal VIA Asset Allocation – Moderate Portfolio
Prospectus:
Administrative Expense, Current [Dollars]	$ 50	[8]
Base Contract Expense (of Average Account Value), Current [Percent]	2.05%	[9]
Management Fees (of Average Account Value), Current [Percent]	0.45%	[10],[11]
Other Annual Expense (of Other Amount), Current [Percent]	0.03%	[12]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.20%	[13]
Acquired Fund Expense (of Average Account Value) [Percent]	0.63%	[14]
Total Annual Expenses, Current [Percent]	3.41%	[15]
Surrender Expense, 1 Year, Maximum [Dollars]	$ 5,933
Surrender Expense, 3 Years, Maximum [Dollars]	17,639
Surrender Expense, 5 Years, Maximum [Dollars]	29,135
Surrender Expense, 10 Years, Maximum [Dollars]	56,980
No Surrender Expense, 1 Year, Maximum [Dollars]	5,933
No Surrender Expense, 3 Years, Maximum [Dollars]	17,639
No Surrender Expense, 5 Years, Maximum [Dollars]	29,135
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 56,980
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.20%	[13]
Class C Share [Member] | Universal VIA Asset Allocation – Conservative Portfolio
Prospectus:
Administrative Expense, Current [Dollars]	$ 50	[8]
Base Contract Expense (of Average Account Value), Current [Percent]	2.05%	[9]
Management Fees (of Average Account Value), Current [Percent]	0.45%	[10],[11]
Other Annual Expense (of Other Amount), Current [Percent]	0.13%	[12]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.20%	[13]
Acquired Fund Expense (of Average Account Value) [Percent]	0.57%	[14]
Total Annual Expenses, Current [Percent]	3.45%	[15]
Surrender Expense, 1 Year, Maximum [Dollars]	$ 5,633
Surrender Expense, 3 Years, Maximum [Dollars]	16,799
Surrender Expense, 5 Years, Maximum [Dollars]	27,833
Surrender Expense, 10 Years, Maximum [Dollars]	54,848
No Surrender Expense, 1 Year, Maximum [Dollars]	5,633
No Surrender Expense, 3 Years, Maximum [Dollars]	16,799
No Surrender Expense, 5 Years, Maximum [Dollars]	27,833
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 54,848
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.20%	[13]
Class C Share [Member] | Universal VIA Asset Allocation – International Growth Portfolio
Prospectus:
Administrative Expense, Current [Dollars]	$ 50	[8]
Base Contract Expense (of Average Account Value), Current [Percent]	2.05%	[9]
Management Fees (of Average Account Value), Current [Percent]	0.45%	[10],[11]
Other Annual Expense (of Other Amount), Current [Percent]	1.04%	[12]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.20%	[13]
Acquired Fund Expense (of Average Account Value) [Percent]	0.87%	[14]
Total Annual Expenses, Current [Percent]	4.66%	[15]
Surrender Expense, 1 Year, Maximum [Dollars]	$ 4,718
Surrender Expense, 3 Years, Maximum [Dollars]	14,201
Surrender Expense, 5 Years, Maximum [Dollars]	23,749
Surrender Expense, 10 Years, Maximum [Dollars]	47,900
No Surrender Expense, 1 Year, Maximum [Dollars]	4,718
No Surrender Expense, 3 Years, Maximum [Dollars]	14,201
No Surrender Expense, 5 Years, Maximum [Dollars]	23,749
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 47,900
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.20%	[13]
Class C Share [Member] | Universal VIA Asset Allocation – Money Market Portfolio
Prospectus:
Administrative Expense, Current [Dollars]	$ 50	[8]
Base Contract Expense (of Average Account Value), Current [Percent]	2.05%	[9]
Management Fees (of Average Account Value), Current [Percent]	0.35%	[10],[11]
Other Annual Expense (of Other Amount), Current [Percent]	1.54%	[12]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.20%	[13]
Acquired Fund Expense (of Average Account Value) [Percent]	0.38%	[14]
Total Annual Expenses, Current [Percent]	4.57%	[15]
Surrender Expense, 1 Year, Maximum [Dollars]	$ 4,630
Surrender Expense, 3 Years, Maximum [Dollars]	13,949
Surrender Expense, 5 Years, Maximum [Dollars]	23,347
Surrender Expense, 10 Years, Maximum [Dollars]	47,195
No Surrender Expense, 1 Year, Maximum [Dollars]	4,630
No Surrender Expense, 3 Years, Maximum [Dollars]	13,949
No Surrender Expense, 5 Years, Maximum [Dollars]	23,347
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 47,195
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.20%	[13]

[1]	The term “Annual Contract Expenses” used in this table is not used elsewhere in this Prospectus or in the Contracts. In this table, the “Annual Contract Expenses” includes figures representing the following charges: (a) the $50 Annual Contract Maintenance Charge; (b) the Variable Account Charge (1.40% to 1.95%, depending on Contract class); (c) the Puerto Rico Tax Charge (0.10%); (d) the Management and Portfolio Construction Fees (0.35% to 0.45%); (e) Other Portfolio Expenses (0.03% to 1.54%); and (f) Acquired Fund Fees and Expenses (0.38% to 0.87%).
[2]	The Portfolio Construction Fee (0.10%) does not apply to the Money Market Portfolio.
[3]	These charges are measured in different ways: (a) the Contract Maintenance Charge is a flat dollar amount each year; (b) the Variable Account Charge is applied on a daily basis at the specified annual rates of the Sub-Account assets; (c) the Puerto Rico Tax Charge is a percentage of the Contract Value on December 31 of each year; (d) the Management and Portfolio Construction Fees are paid monthly at the annualized rate as a percentage of the portfolio’s average daily net assets; (e) the Other Portfolio Expenses (which are estimates) and Acquired Fund Fees and Expenses are measured and applied against the assets of the underlying mutual funds.
[4]	The Enhanced Death Benefit fee is charged daily at the annual rate of 0.20% of the of the average daily Variable Account value.
[5]	The Income for Life Moderate rider is no longer available for purchase. The annual charge is a percentage of the Total Withdrawal Base on the rider anniversary. The current charge is 1.50%; the Company reserves the right to increase the charge by 1.00%, to 2.50%, as shown in the table.
[6]	The surrender charge is calculated by multiplying the applicable surrender charge percentage (noted above) by the amount of premium payments surrendered. For purposes of calculating the surrender charge, surrenders are considered to come first from the oldest premium payment made to the Contract, then the next oldest premium payment, and so forth.
[7]	These expenses and Total Returns are for the B Class of shares with a 1.40% Variable Account Charge and do not reflect the additional charge for the One-Year Enhanced Death Benefit Option.
[8]	Includes the annual Contract Maintenance Charge. The Contract Maintenance Charge is deducted annually from all Contracts containing less than $100,000 on each Contract Anniversary. This charge is permanently waived for any Contract valued at $100,000 or more on any Contract Anniversary.
[9]	Base Contract Expenses include the Variable Account Charge and the Puerto Rico Tax Charge of 0.10%. The Variable Account Charge is a percentage of the Contract Value deducted on a daily basis at the specified annualized rate, and varies by Contract class: (1) the base Universal VIA Contract (Class B) – 1.40%; (2) the Universal VIA with Liquidity Rider Contract (Class L) – 1.75%; and (3) the Universal VIA Select Contract (Class C) – 1.95%. The Puerto Rico Tax Charge is deducted on an annual basis from each Sub-Account as a percentage of the Net Asset Value of each Sub-Account as of December 31 of each calendar year.

[10]	The Portfolio Construction Manager receives monthly compensation from the investment adviser at the annual rate of a specified percentage of the portfolio’s average daily net assets. The Portfolio Construction Manager Fees do not apply to the Money Market Portfolio.
[11]	Universal Financial Services receives compensation, calculated daily and paid monthly, from the fund at the indicated annual rate, expressed as a specified percentage of the portfolio’s average daily net assets.
[12]	As an annualized percentage of Sub-Account net assets. “Other Expenses” include Sub-Account operating expenses.
[13]	The Enhanced Death Benefit is available at Contract issue for an additional charge. The charge is assessed daily at the annual rate of 0.20% of the of the average daily Variable Account value. A new stepped-up Death Benefit value will be determined on each Contract Anniversary before the Owner’s 86th birthday. The benefit will be payable when the Owner dies before the Annuitization Date. Once elected, the benefit cannot be removed from the Contract.
[14]	As an annualized percentage of Sub-Account net assets. Each Sub-Account also bears, indirectly, its pro rata share of the expenses of the underlying funds in which it invests as reflected under “Acquired Fund Fees and Expenses.”
[15]	The Total Annual Contract Expenses represent the most expensive version of the Contract available after April 30, 2024.